UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00066

American Balanced Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2017

Michael W. Stockton

American Balanced Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Balanced Fund® Annual report for the year ended December 31, 2017

Invest in a balanced
fund that has stood
the test of time.

American Balanced Fund seeks conservation of capital, current income and long-term growth of capital and income.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

See page 4 for Class A share results with relevant sales charges deducted. For other share class results, visit americanfunds.com and americanfundsretirement.com.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

The fund’s 30-day yield for Class A shares as of January 31, 2018, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 1.56%. The fund’s 12-month distribution rate for Class A shares as of that date was 1.58%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund’s past dividends paid to shareholders. Accordingly, the fund’s SEC yield and distribution rate may differ.

The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents
1	Letter to investors
4	The value of a long-term perspective
6	History of American Balanced Fund
7	Summary investment portfolio
12	Financial statements
34	Board of trustees and other officers

Fellow investors:

The past year has been one of relative calm — the least volatile year in over two decades, as measured by the Standard & Poor’s 500 Composite Index. In 2017, the index progressed without posting a single monthly loss.

American Balanced Fund (AMBAL) served its shareholders well, gaining 15.47% for the 12-month period ended December 31, 2017.

In comparison, the 60%/40% S&P 500/ Bloomberg Barclays U.S. Aggregate Index and the Lipper Balanced Funds Index — two broad benchmarks for balanced funds — trailed with one-year returns of 14.21% and 14.10%, respectively.

At American Funds, we are long-term investors, as are many of our shareholders who are saving for important goals such as a comfortable retirement. With that in mind, we would point out that AMBAL’s five-, 10-year and lifetime results were 11.07%, 7.37% and 10.76%, respectively, outpacing the long-term results of both benchmark indexes. (See “Results at a glance” below.)

2017 market review

The past year was a period of global economic growth and solid fundamentals with low inflation, strong corporate earnings, reduced unemployment, a recovering housing market and positive developments in the manufacturing and services sectors.

Amidst this backdrop, the Dow Jones Industrial Average started the year below 20,000, before posting 71 record highs and finishing at 24,719. In fact, three major U.S. stock indexes reported their best gains since 2013 — the NASDAQ Composite Index at 28.24%, the Dow Jones Industrial Average at 28.07% and the S&P 500 at 21.83%.

At the end of 2017, Congress passed a major bill with the intention of reducing taxes for individuals and businesses, potentially stimulating the economy further.

Results at a glance

For periods ended December 31, 2017, with all distributions reinvested

	Cumulative	Average annual
	total returns	total returns
				Lifetime
	1 year	5 years	10 years	(since 7/26/75)[1]

AMBAL (Class A shares)	15.47%	11.07%	7.37%	10.76%
60%/40% S&P 500/Bloomberg Barclays U.S. Aggregate Index[2,3]	14.21	10.25	6.98	10.21
Lipper Balanced Funds Index[4]	14.10	8.73	5.73	9.83

The market indexes shown in this report are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

[1]	Date Capital Research and Management Company began managing the fund.
[2]	Sources: Bloomberg Index Services Ltd. and S&P Dow Jones Indices LLC. Blends the S&P 500 Composite Index with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. Results assume the blend is rebalanced monthly.
[3]	Source: Bloomberg Index Services Ltd. The Bloomberg Barclays U.S. Aggregate Index did not exist until December 31, 1975. For the period between July 31, 1975, and December 31, 1975, Bloomberg Barclays Government/Credit Bond Index results were used. The Bloomberg Barclays indexes are based on July 31, 1975, index value.
[4]	Source: Thomson Reuters Lipper. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.

American Balanced Fund	1

The New Geography of Investing®

Where a company does business can be more important than where it’s located. While most of the companies that AMBAL invests in are based in the U.S., many do business on a global basis. For example, only 2% of the companies are based in developing countries, yet a meaningful portion of the revenues generated by those companies may come from the very same place.

The charts below show the countries and regions where AMBAL’s equity investments are located and where the revenue is generated.

Equity portion breakdown by domicile (%)

	Country/Region	Fund		Index
■	United States	90%		100%
■	Canada	2		—
■	Europe	6		—
■	Japan	—	*	—
■	Asia-Pacific ex. Japan	—	*	—
■	Emerging markets	2		—
	Total	100%		100%

Equity portion breakdown by revenue (%)

	Country/Region	Fund	Index
■	United States	58%	63%
■	Canada	3	2
■	Europe	12	12
■	Japan	3	2
■	Asia-Pacific ex. Japan	2	1
■	Emerging markets	22	20
	Total	100%	100%

*Amount less than 1%.

Compared with the S&P 500 as a percent of net assets. All figures include convertible securities.

Source: Capital Group (as of December 31, 2017).

Whether or not the bill achieves this goal, it should be noted that the Dow started 2018 by exceeding the 25,000 mark for the first time, rising from 24,000 over a record-breaking 23 trading days, and then topping 26,000 just eight trading days later.

The important role of balanced investing

It’s impossible to know for sure how long the stock market will continue its unprecedented rise. History tells us that these things don’t last forever. Certainly, nine years into the current market cycle, equity valuations are high by historical standards. And the financial industry has noted that wary investors have begun moving money from stocks into bonds in a meaningful way.

We haven’t experienced a true market correction over the past year. A 10% correction is a fairly routine event — historically occurring about once a year — and is relatively short in duration. Many investors are wondering when this will next happen.

Balanced investing can be a way to plan for such market actions. A balanced fund, like AMBAL, is designed to enable investors to take advantage of the equity markets when they are strong as well as benefit from fixed income exposure which can act as a buffer against undue degrees of loss during an equity market downturn.

Conservation of capital is important to the portfolio managers of AMBAL, as are the fund’s other objectives of seeking current income and long-term growth of capital and income.

AMBAL’s asset allocation

While investment selection tends to drive the outcome of our results, another lever at our disposal is our asset allocation strategy. We have the ability to adjust AMBAL’s equity allocation from a maximum of 75% (as evidenced by our allocation in 2013) to a minimum of 50%.

2	American Balanced Fund

Going into 2017, we had incrementally reduced our equity allocation in the event of a possible correction. Our asset mix remained relatively constant throughout the year given valuations and market fundamentals — finishing 2017 at 62% equity and 33% fixed income.

With each new record, the stock market extends what can already be considered a mature bull market. Our concerns regarding valuations remain. As a defensive measure, we will likely increase the fixed income portion of the portfolio in 2018.

Portfolio highlights

AMBAL invests primarily in blue chip equities and investment-grade fixed income securities using a balanced approach and a U.S. emphasis.

On the equity side of the portfolio, our investments in consumer discretionary companies were the strongest contributor to the fund on a relative basis in 2017. Industrials were a strong returning sector for the fund — most notably, our investment in Boeing, which reported strong earnings, a dividend that increased by 20% and a potential for new opportunity after the Trump administration’s pledge to increase defense spending. Our stock selections in the information technology and consumer discretionary sectors were also helpful to results, specifically Home Depot and Microsoft, the fund’s largest holding.

However, investments in consumer staples detracted from results on a relative basis, as did a larger-than-index position in energy companies — in particular, Schlumberger, a leading supplier of oil services to the energy industry, and Noble Energy, a global oil and gas exploration and production company.

The primary role of the fixed income portion of AMBAL’s portfolio is to provide diversification from equities, thereby providing a measure of protection in the event of a downturn.

While we reduced our investment in U.S. Treasuries in 2016, we gradually increased it in 2017, especially toward the end of the year. But the bigger story was the credit market, which did quite well over the 12 months. As a result, our investments in investment-grade (BBB/Baa and above) corporate bonds improved the fund’s results on an absolute basis. Mortgage-backed securities were also additive on an absolute basis.

Moving into 2018, we expect the Federal Reserve to deliver on its promise of continued interest rate hikes at a gradual pace. We are also watching carefully to see how much the new tax bill affects growth and whether it will contribute to higher inflation. As we increase AMBAL’s fixed income allocation, we will focus on liquid bonds that will enable us to take advantage of evolving market conditions.

Thank you

We are pleased to report that AMBAL’s popularity continues to grow. It was again named one of the “best mutual funds for 401(k) retirement plans” by Kiplinger.* And net assets grew by $24 billion for the year.

We welcome our many new shareholders and assure you that we will continue to follow the prudent, research-driven approach to investing that has characterized American Balanced Fund for over four decades. We look forward to reporting to you again in six months’ time.

Sincerely,

Gregory D. Johnson

Vice Chairman of the Board and President

February 8, 2018

For current information about the fund, visit americanfunds.com.

*	Kiplinger.com, November 2017. The inclusion of American Balanced Fund in the group of “25 Best Mutual Funds in 401(k) Retirement Plans” was based on Class F-1 shares.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

American Balanced Fund	3

The value of a long-term perspective

Fund results shown are for Class A shares and reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.¹ Thus, the net amount invested was $9,425.2 Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

The results shown are before taxes on fund distributions and sale of fund shares.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	The maximum initial sales charge was 8.50% prior to July 1, 1988.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: S&P Dow Jones Indices LLC.
[5]	Includes dividends of $214,222 and capital gain distributions of $207,838 reinvested in the years 1975 to 2017.
[6]	Source: Thomson Reuters Lipper. Results of the Lipper Balanced Funds Index do not reflect any sales charges. Lipper indexes track the largest mutual funds (no more than 30), represented by one share class per fund, in the corresponding Lipper category.
[7]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.
[8]	For the period July 26, 1975 (when Capital Research and Management Company became the fund’s investment adviser) through December 31, 1975.

Average annual total returns based on a $1,000 investment
(for periods ended December 31, 2017)*

	1 year	5 years	10 years
Class A shares	8.85%	9.77%	6.74%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The total annual fund operating expense ratio is 0.57% for Class A shares as of the prospectus dated March 1, 2018 (unaudited). The expense ratio is restated to reflect current fees.

$1,000,000
400,000
200,000
100,000
40,000
20,000
10,000
8,000

Year ended December 31	1975[8]	1976	1977	1978	1979	1980	1981	1982	1983	1984	1985	1986	1987	1988
TOTAL VALUE (dollars in thousands)														
Dividends reinvested	$0.3	0.6	0.7	0.7	0.8	1.1	1.3	1.5	1.7	1.9	1.9	2.2	2.7	2.8
Value at year-end	$9.9	12.5	12.6	13.4	14.4	16.5	17.2	22.3	25.9	28.3	36.5	42.7	44.4	50.1
AMBAL total return	(0.5)%	26.0	0.7	6.2	7.6	14.4	4.4	29.4	16.1	9.4	29.1	16.9	4.0	12.9

4	American Balanced Fund

How a $10,000 investment has grown

This chart shows how a hypothetical $10,000 investment in American Balanced Fund grew from July 26, 1975 — when Capital Research and Management Company became the fund’s investment adviser — to December 31, 2017. As you can see, the investment grew to $719,944 with all distributions reinvested. The fund’s year-by-year results appear under the chart. You can use this table to estimate how the value of your own holdings has grown.

American Balanced Fund	5

History of American Balanced Fund

A historical view of the comparative total returns of stocks, bonds, AMBAL and its relevant indexes (July 26, 1975, to December 31, 2017)

Total returns (through December 31)	U.S. stocks	U.S. bonds	60%/40% S&P/BBC Index	Lipper Balanced Funds Index	American Balanced Fund
1975 (from July 26)	3.14%	5.58%	4.16%	3.40%	5.58%
1976	23.93	15.60	20.74	26.03	25.98
1977	–7.16	3.04	–3.13	–0.72	0.70
1978	6.57	1.39	4.74	4.80	6.21
1979	18.61	1.93	11.77	14.67	7.63
1980	32.50	2.71	20.43	19.70	14.36
1981	–4.92	6.25	–0.47	1.86	4.40
1982	21.55	32.62	26.19	30.63	29.36
1983	22.56	8.36	16.76	17.44	16.11
1984	6.27	15.15	9.96	7.46	9.36
1985	31.73	22.10	27.94	29.83	29.11
1986	18.67	15.26	17.61	18.43	16.87
1987	5.25	2.76	5.65	4.13	4.02
1988	16.61	7.89	13.10	11.18	12.87
1989	31.69	14.53	24.75	19.70	21.53
1990	–3.10	8.96	1.81	0.66	–1.57
1991	30.47	16.00	24.77	25.83	24.69
1992	7.62	7.40	7.59	7.46	9.48
1993	10.08	9.75	9.99	11.95	11.27
1994	1.32	–2.92	–0.33	–2.05	0.34
1995	37.58	18.47	29.66	24.89	27.13
1996	22.96	3.63	14.97	13.05	13.16
1997	33.36	9.65	23.62	20.30	21.04
1998	28.58	8.69	20.99	15.09	11.13
1999	21.04	–0.82	12.00	8.98	3.47
2000	–9.10	11.63	–1.00	2.39	15.85
2001	–11.89	8.44	–3.71	–3.24	8.19
2002	–22.10	10.26	–9.82	–10.69	–6.27
2003	28.68	4.10	18.48	19.94	22.82
2004	10.88	4.34	8.30	8.99	8.92
2005	4.91	2.43	4.00	5.20	3.12
2006	15.79	4.33	11.12	11.60	11.80
2007	5.49	6.97	6.22	6.53	6.60
2008	–37.00	5.24	–22.06	–26.18	–25.73
2009	26.46	5.93	18.40	23.35	21.08
2010	15.06	6.54	12.13	11.90	13.02
2011	2.11	7.84	4.69	0.74	3.82
2012	16.00	4.21	11.31	11.94	14.19
2013	32.39	–2.02	17.56	16.39	21.73
2014	13.69	5.97	10.62	7.21	8.85
2015	1.38	0.55	1.28	–0.42	1.72
2016	11.96	2.65	8.31	7.20	8.62
2017	21.83	3.54	14.21	14.10	15.47
Average annual total returns	11.56%	7.51%	10.21%	9.83%	10.76%
Volatility	14.66%	5.34%	9.49%	9.88%	9.49%

Figures assume reinvestment of all distributions.

Sources: Stocks (Standard & Poor’s 500 Composite Index) — S&P Dow Jones Indices LLC.; Bonds (Bloomberg Barclays U.S. Aggregate Index) — Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. For the period July 31, 1975, to December 31, 1975, Bloomberg Barclays Government/Credit Bond Index was used.

The 60%/40% S&P/BBC Index blends the S&P 500 with the Bloomberg Barclays U.S. Aggregate Index by weighting their total returns at 60% and 40%, respectively. The portfolio is rebalanced monthly.

The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.

Source: Thomson Reuters Lipper. The Lipper Balanced Funds Index is an equally weighted index of the 30 largest U.S. balanced funds.

Capital Research and Management Company became the fund’s investment adviser on July 26, 1975.

Volatility is calculated using annualized standard deviation (based on monthly returns), a measure of how returns over time have varied from the mean; a lower number signifies lower volatility.

6	American Balanced Fund

Summary investment portfolio December 31, 2017

Investment mix by security type	Percent of net assets

Common stocks 62.23%	Shares	Value (000)
Information technology 13.50%
Microsoft Corp.	57,512,000	$4,919,576
Broadcom Ltd.	6,968,500	1,790,208
Intel Corp.	31,684,100	1,462,538
ASML Holding NV (New York registered)	5,117,458	889,516
ASML Holding NV1	1,905,000	330,495
Facebook, Inc., Class A2	5,783,000	1,020,468
Symantec Corp.[3]	32,026,000	898,650
Alphabet Inc., Class C2	786,800	823,307
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,722,000	781,977
Apple Inc.	4,240,000	717,535
TE Connectivity Ltd.	7,205,000	684,763
Intuit Inc.	4,200,000	662,676
VeriSign, Inc.[2,3]	5,300,000	606,532
Other securities		1,296,866
		16,885,107

Consumer discretionary 9.32%
Home Depot, Inc.	14,161,000	2,683,934
Comcast Corp., Class A	55,826,611	2,235,856
Amazon.com, Inc.[2]	1,850,000	2,163,520
NIKE, Inc., Class B	23,713,000	1,483,248
McDonald’s Corp.	3,684,000	634,090
Other securities		2,460,393
		11,661,041

Financials 8.61%
Berkshire Hathaway Inc., Class A2	9,104	2,709,351
Berkshire Hathaway Inc., Class B2	800,000	158,576
Wells Fargo & Co.	29,325,500	1,779,178
JPMorgan Chase & Co.	9,233,000	987,377
SunTrust Banks, Inc.	14,230,000	919,116
Chubb Ltd.	6,070,500	887,082
BlackRock, Inc.	1,469,000	754,640
Other securities		2,570,142
		10,765,462

Consumer staples 6.25%
Philip Morris International Inc.	16,190,000	1,710,474
Coca-Cola Co.	34,173,000	1,567,857
Altria Group, Inc.	13,289,300	948,989
Kraft Heinz Co.	11,710,850	910,636
Nestlé SA1	10,573,057	908,565
Procter & Gamble Co.	6,037,563	554,731
Other securities		1,208,544
		7,809,796

American Balanced Fund	7

Common stocks (continued)	Shares	Value (000)
Health care 5.66%
UnitedHealth Group Inc.	11,583,500	$2,553,698
Johnson & Johnson	7,660,000	1,070,255
Merck & Co., Inc.	15,432,000	868,359
Express Scripts Holding Co.[2]	10,676,400	796,886
Other securities		1,790,389
		7,079,587

Energy 5.17%
Royal Dutch Shell PLC, Class B (ADR)	18,317,000	1,250,868
Royal Dutch Shell PLC, Class B1	4,000,000	134,908
Royal Dutch Shell PLC, Class A (ADR)	497,977	33,220
Royal Dutch Shell PLC, Class A1	130,129	4,356
Chevron Corp.	7,594,755	950,787
Enbridge Inc.	14,395,000	562,988
Enbridge Inc. (CAD denominated)[1,4]	4,808,645	184,300
Noble Energy, Inc.	21,962,729	639,994
Other securities		2,700,439
		6,461,860

Materials 3.33%
DowDuPont Inc.	27,719,088	1,974,153
LyondellBasell Industries NV	6,172,100	680,906
Other securities		1,509,402
		4,164,461

Industrials 3.31%
Lockheed Martin Corp.	3,807,037	1,222,249
Boeing Co.	3,850,000	1,135,403
Other securities		1,782,244
		4,139,896

Real estate 1.66%
Crown Castle International Corp. REIT	6,575,446	729,940
Other securities		1,349,287
		2,079,227

Other 0.51%
Other securities		642,768

Miscellaneous 4.91%
Other common stocks in initial period of acquisition		6,138,630

Total common stocks (cost: $47,893,660,000)		77,827,835

Preferred securities 0.00%
Financials 0.00%
Other securities		4,460

Total preferred securities (cost: $5,208,000)		4,460

Convertible stocks 0.07%
Miscellaneous 0.07%
Other convertible stocks in initial period of acquisition		83,583

Total convertible stocks (cost: $83,276,000)		83,583

Bonds, notes & other debt instruments 32.77%	Principal amount (000)
Corporate bonds & notes 11.73%
Financials 2.87%
Berkshire Hathaway Finance Corp. 1.30% 2019	$15,320	15,129
Berkshire Hathaway Inc. 2.00%–2.90% 2018–2023	42,835	43,147
JPMorgan Chase & Co. 2.25%–6.75% 2020–2049	247,695	254,102
Wells Fargo & Co. 2.10%–4.60% 2020–2028	243,982	245,271
Other securities		3,030,437
		3,588,086

8	American Balanced Fund

	Principal amount (000)	Value (000)
Health care 1.37%
UnitedHealth Group Inc. 2.13%–6.00% 2018–2021	$61,195	$61,185
Other securities		1,647,479
		1,708,664

Energy 1.30%
Shell International Finance BV 2.25% 2020	36,950	36,953
Other securities		1,588,776
		1,625,729

Consumer discretionary 1.28%
Amazon.com, Inc. 2.40%–3.80% 2023–2027[4]	146,345	147,976
Comcast Corp. 1.63%–6.45% 2022–2045	102,215	108,102
Home Depot, Inc. 1.80%–5.95% 2020–2046	65,880	71,237
Other securities		1,277,925
		1,605,240

Consumer staples 1.06%
Philip Morris International Inc. 1.88%–4.25% 2020–2044	200,365	200,206
Other securities		1,123,712
		1,323,918

Information technology 0.66%
Broadcom Ltd. 2.38%–3.88% 2020–2027[4]	291,455	287,870
Intel Corp. 3.70% 2025	22,000	23,265
Microsoft Corp. 1.55%–4.20% 2021–2046	192,690	196,121
Other securities		316,758
		824,014

Industrials 0.56%
Lockheed Martin Corp. 3.10%–3.55% 2023–2026	52,760	54,756
Other securities		645,973
		700,729

Real estate 0.52%
Simon Property Group, LP 1.50% 2018[4]	13,825	13,823
Other securities		634,734
		648,557

Other corporate bonds & notes 2.11%
Other securities		2,641,298

Total corporate bonds & notes		14,666,235

U.S. Treasury bonds & notes 11.67%
U.S. Treasury 10.02%
U.S. Treasury 2.125% 2024	562,901	555,865
U.S. Treasury 2.25% 2024	670,750	667,396
U.S. Treasury 2.25% 2027	1,187,160	1,171,027
U.S. Treasury 2.75% 2047	685,949	686,916
U.S. Treasury 0.63%–5.38% 2018–2047[5]	9,513,293	9,447,578
		12,528,782

U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Securities 0.13%–2.38% 2019–2047[6]	2,015,281	2,062,359

Total U.S. Treasury bonds & notes		14,591,141

Mortgage-backed obligations 7.44%
Fannie Mae 0%–11.01% 2018–2048[7,8,9]	3,191,254	3,310,001
Freddie Mac 0%–6.50% 2022–2049[7,8,9]	4,029,999	4,187,571
Other securities		1,811,917
		9,309,489

American Balanced Fund	9

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Municipals 0.23%
Other 0.23%
Other securities		$287,105
		287,105

Federal agency bonds & notes 0.22%
Fannie Mae 2.00%–6.25% 2022–2029	$79,510	79,258
Federal Home Loan Bank 0.88%–5.50% 2018–2036	103,400	103,309
Freddie Mac 0.75% 2018	60,732	60,647
Other securities		27,461
		270,675

Other bonds & notes 1.45%
Other securities		1,818,856

Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		37,000

Total bonds, notes & other debt instruments (cost: $40,668,919,000)		40,980,501

Short-term securities 5.77%
Chariot Funding, LLC 1.43% due 3/15/2018[4]	25,500	25,408
Coca-Cola Co. 1.25%–1.32% due 1/25/2018–3/13/2018[4]	190,000	189,698
Fannie Mae 1.11% due 1/9/2018	100,000	99,977
Federal Home Loan Bank 1.07%–1.48% due 1/5/2018–6/20/2018	1,923,600	1,921,052
Freddie Mac 1.08%–1.16% due 1/17/2018–4/3/2018	552,300	551,019
NIKE, Inc. 1.30% due 1/9/2018[4]	30,000	29,987
U.S. Treasury Bills 1.01%–1.55% due 1/2/2018–11/8/2018	2,561,450	2,552,770
Wells Fargo Bank, N.A 1.57% due 3/8/2018	50,000	49,995
Other securities		1,799,265

Total short-term securities (cost: $7,220,400,000)		7,219,171
Total investment securities 100.84% (cost: $95,871,463,000)		126,115,550
Other assets less liabilities (0.84)%		(1,053,477)

Net assets 100.00%		$125,062,073

This summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See the inside back cover for details on how to obtain a complete schedule of portfolio holdings.

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.

10	American Balanced Fund

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the year ended December 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized appreciation (000)	Dividend income (000)	Value of affiliates at 12/31/2017 (000)
Common stocks 1.48%
Information technology 1.20%
Symantec Corp.[10]	30,540,000	1,486,000	—	32,026,000	$—	$129,209	$9,574	$898,650
VeriSign, Inc.[2]	5,500,000	—	200,000	5,300,000	7,188	203,999	—	606,532
								1,505,182
Materials 0.28%
Royal Gold, Inc.	1,770,000	2,405,000	—	4,175,000	—	46,970	2,881	342,851
Total 1.48%					$7,188	$380,178	$12,455	$1,848,033

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,920,857,000, which represented 2.34% of the net assets of the fund. This amount includes $2,601,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $6,111,892,000, which represented 4.89% of the net assets of the fund.
[5]	A portion of this security was pledged as collateral. The total value of pledged collateral was $743,000, which represented less than .01% of the net assets of the fund.
[6]	Index-linked bond whose principal amount moves with a government price index.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Coupon rate may change periodically.
[9]	Purchased on a TBA basis.
[10]	This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2016; it was not publicly disclosed.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian Dollars

TBA = To-be-announced

See Notes to Financial Statements

American Balanced Fund	11

Financial statements

Statement of assets and liabilities at December 31, 2017	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $94,550,777)	$124,267,517
Affiliated issuers (cost: $1,320,686)	1,848,033	$126,115,550
Cash		232,352
Cash denominated in currencies other than U.S. dollars (cost: $502)		502
Receivables for:
Sales of investments	1,405,985
Sales of fund’s shares	398,456
Dividends and interest	308,519
Other	1,337	2,114,297
		128,462,701
Liabilities:
Payables for:
Purchases of investments	3,048,431
Repurchases of fund’s shares	287,534
Investment advisory services	23,456
Services provided by related parties	35,553
Trustees’ deferred compensation	4,385
Other	1,269	3,400,628
Net assets at December 31, 2017		$125,062,073

Net assets consist of:
Capital paid in on shares of beneficial interest		$93,817,439
Undistributed net investment income		87,643
Undistributed net realized gain		912,920
Net unrealized appreciation		30,244,071
Net assets at December 31, 2017		$125,062,073

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —

unlimited shares authorized (4,610,059 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$63,562,658	2,341,070		$27.15
Class C	8,816,429	326,759		26.98
Class T	11	—	*	27.15
Class F-1	4,956,571	182,710		27.13
Class F-2	8,714,197	321,154		27.13
Class F-3	2,360,441	86,971		27.14
Class 529-A	3,856,613	142,281		27.11
Class 529-C	822,201	30,333		27.11
Class 529-E	174,429	6,439		27.09
Class 529-T	11	—	*	27.15
Class 529-F-1	177,552	6,555		27.09
Class R-1	134,052	4,971		26.97
Class R-2	1,255,147	46,521		26.98
Class R-2E	57,280	2,118		27.05
Class R-3	3,460,311	128,100		27.01
Class R-4	6,353,347	234,424		27.10
Class R-5E	32,261	1,190		27.12
Class R-5	2,090,186	76,907		27.18
Class R-6	18,238,376	671,556		27.16

*Amount less than one thousand.

See Notes to Financial Statements

12	American Balanced Fund

Statement of operations for the year ended December 31, 2017	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $17,756; also includes $12,455 from affiliates)	$1,662,311
Interest	1,036,159	$2,698,470
Fees and expenses*:
Investment advisory services	254,460
Distribution services	301,942
Transfer agent services	91,684
Administrative services	32,948
Reports to shareholders	3,063
Registration statement and prospectus	5,218
Trustees’ compensation	1,036
Auditing and legal	205
Custodian	750
Other	3,621
Total fees and expenses before waiver	694,927
Less investment advisory services waiver	62
Total fees and expenses after waiver		694,865
Net investment income		2,003,605

Net realized gain and unrealized appreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	5,271,857
Affiliated issuers	7,188
Currency transactions	(5,590)	5,273,455
Net unrealized appreciation on:
Investments (net of non-U.S. taxes of $238):
Unaffiliated issuers	8,640,645
Affiliated issuers	380,178
Currency translations	192	9,021,015
Net realized gain and unrealized appreciation		14,294,470

Net increase in net assets resulting from operations		$16,298,075

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

American Balanced Fund	13

Statements of changes in net assets
(dollars in thousands)

	Year ended December 31
	2017	2016
Operations:
Net investment income	$2,003,605	$1,495,733
Net realized gain	5,273,455	2,500,127
Net unrealized appreciation	9,021,015	3,673,561
Net increase in net assets resulting from operations	16,298,075	7,669,421
Dividends and distributions paid to shareholders:
Dividends from net investment income	(2,059,266)	(1,636,470)
Distributions from net realized gain on investments	(4,336,303)	(2,406,499)
Total dividends and distributions paid to shareholders	(6,395,569)	(4,042,969)
Net capital share transactions	14,029,507	12,936,574
Total increase in net assets	23,932,013	16,563,026
Net assets:
Beginning of year	101,130,060	84,567,034
End of year (including undistributed net investment income: $87,643 and $103,107, respectively)	$125,062,073	$101,130,060

See Notes to Financial Statements

14	American Balanced Fund

Notes to financial statements

1. Organization

American Balanced Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks conservation of capital, current income and long-term growth of capital and income.

The fund has 19 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Classes T and 529-T3	Up to 2.50%	None	None
Classes F-1, F-2, F-3 and 529-F-1	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None

[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Cash — Cash includes amounts held in an interest bearing deposit facility.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

American Balanced Fund	15

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.

16	American Balanced Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

American Balanced Fund	17

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2017 (dollars in thousands):

	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$16,554,612	$330,495	$—	$16,885,107
Consumer discretionary	11,468,047	192,994	—	11,661,041
Financials	10,381,373	384,089	—	10,765,462
Consumer staples	6,666,667	1,143,129	—	7,809,796
Health care	7,079,587	—	—	7,079,587
Energy	6,138,296	323,564	—	6,461,860
Materials	4,164,461	—	—	4,164,461
Industrials	4,139,896	—	—	4,139,896
Real estate	2,079,227	—	—	2,079,227
Other	642,768	—	—	642,768
Miscellaneous	5,600,573	538,057	—	6,138,630
Preferred securities	—	4,460	—	4,460
Convertible stocks	83,583	—	—	83,583
Bonds, notes & other debt instruments:
Corporate bonds & notes	—	14,664,992	1,243	14,666,235
U.S. Treasury bonds & notes	—	14,591,141	—	14,591,141
Mortgage-backed obligations	—	9,309,489	—	9,309,489
Municipals	—	287,105	—	287,105
Federal agency bonds & notes	—	270,675	—	270,675
Other	—	1,818,856	—	1,818,856
Miscellaneous	—	37,000	—	37,000
Short-term securities	—	7,219,171	—	7,219,171
Total	$74,999,090	$51,115,217	$1,243	$126,115,550

*	Securities with a value of $2,601,609,000, which represented 2.08% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

18	American Balanced Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due

American Balanced Fund	19

to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.

Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.

Collateral — The fund participates in a collateral program due to its use of future delivery contracts. The program calls for the fund to either receive or pledge highly liquid assets, such as cash or U.S. Treasury bills, as collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligations.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2017, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses; paydowns on fixed-income securities and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

20	American Balanced Fund

During the year ended December 31, 2017, the fund reclassified $118,000 from undistributed net investment income to capital paid in on shares of beneficial interest, $40,315,000 from undistributed net realized gain to undistributed net investment income and $307,236,000 from undistributed net realized gain to capital paid in on shares of beneficial interest to align financial reporting with tax reporting.

As of December 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Undistributed ordinary income	$89,578
Undistributed long-term capital gains	221,974
Gross unrealized appreciation on investments	31,980,945
Gross unrealized depreciation on investments	(1,044,480)
Net unrealized appreciation on investments	30,936,465
Cost of investments	95,179,085

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Year ended December 31, 2017						Year ended December 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income	Long-term capital gains	Total dividends and distributions paid
Class A	$1,091,907		$2,212,925		$3,304,832		$946,069	$1,330,543	$2,276,612
Class B1	—		—		—		1,060	2,173	3,233
Class C	87,142		309,066		396,208		73,871	185,174	259,045
Class T2	—	[3]	—	[3]	—	[3]
Class F-1	80,879		172,915		253,794		65,724	97,542	163,266
Class F-2	150,501		296,493		446,994		84,464	123,561	208,025
Class F-3[4]	31,279		77,895		109,174
Class 529-A	61,155		133,574		194,729		51,256	75,290	126,546
Class 529-B1	—		—		—		128	310	438
Class 529-C	8,420		29,790		38,210		8,983	23,696	32,679
Class 529-E	2,492		6,074		8,566		2,177	3,698	5,875
Class 529-T2	—	[3]	—	[3]	—	[3]
Class 529-F-1	3,159		6,095		9,254		2,450	3,211	5,661
Class R-1	1,360		4,762		6,122		1,565	3,783	5,348
Class R-2	12,663		44,461		57,124		12,602	30,477	43,079
Class R-2E	565		1,909		2,474		144	351	495
Class R-3	50,139		123,059		173,198		47,533	81,888	129,421
Class R-4	109,385		223,836		333,221		88,272	137,789	226,061
Class R-5E	376		1,010		1,386		12	35	47
Class R-5	42,776		76,038		118,814		51,662	53,855	105,517
Class R-6	325,068		616,401		941,469		198,498	253,123	451,621
Total	$2,059,266		$4,336,303		$6,395,569		$1,636,470	$2,406,499	$4,042,969

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

American Balanced Fund	21

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. At the beginning of the year, these fees were based on a series of decreasing annual rates beginning with 0.420% on the first $500 million of daily net assets and decreasing to 0.207% on such assets in excess of $89 billion. On December 7, 2017, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2018, decreasing the annual rate to 0.204% on daily net assets in excess of $115 billion. CRMC voluntarily reduced investment advisory services fees to the approved rate in advance of the effective date. For the year ended December 31, 2017, total investment advisory services fees waived by CRMC were $62,000. As a result, the fee of $254,460,000 shown on the statement of operations was reduced to $254,398,000, both of which were equivalent to an annualized rate of 0.224% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2017, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, T, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, T, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

22	American Balanced Fund

For the year ended December 31, 2017, class-specific expenses under the agreements were as follows (dollars in thousands):

	Distribution	Transfer agent		Administrative		529 plan
Share class	services	services		services		services
Class A	$144,956	$50,748		$5,958		Not applicable
Class B1	102	15		Not applicable		Not applicable
Class C	83,236	7,148		4,167		Not applicable
Class T2	—	—	[3]	—	[3]	Not applicable
Class F-1	11,397	5,565		2,287		Not applicable
Class F-2	Not applicable	7,702		3,612		Not applicable
Class F-3[4]	Not applicable	78		571		Not applicable
Class 529-A	7,607	2,423		1,691		$2,294
Class 529-B1	11	2		1		1
Class 529-C	10,136	789		512		694
Class 529-E	811	67		82		111
Class 529-T2	—	—	[3]	—	[3]	—	[3]
Class 529-F-1	—	113		78		106
Class R-1	1,393	136		70		Not applicable
Class R-2	9,226	4,273		620		Not applicable
Class R-2E	204	66		17		Not applicable
Class R-3	17,229	5,162		1,727		Not applicable
Class R-4	15,634	6,286		3,129		Not applicable
Class R-5E	Not applicable	17		7		Not applicable
Class R-5	Not applicable	1,046		1,036		Not applicable
Class R-6	Not applicable	48		7,383		Not applicable
Total class-specific expenses	$301,942	$91,684		$32,948		$3,206

[1]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[2]	Class T and 529-T shares began investment operations on April 7, 2017.
[3]	Amount less than one thousand.
[4]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $1,036,000 in the fund’s statement of operations reflects $361,000 in current fees (either paid in cash or deferred) and a net increase of $675,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Security transactions with related funds — The fund may purchase from, or sell securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended December 31, 2017.

American Balanced Fund	23

8. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]			Reinvestments of dividends and distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Year ended December 31, 2017

Class A	$8,554,152	324,896		$3,259,567	121,254		$(8,902,605)	(337,449)	$2,911,114	108,701
Class B2	194	7		—	—		(68,161)	(2,669)	(67,967)	(2,662)
Class C	1,940,598	74,227		390,976	14,598		(2,017,593)	(76,974)	313,981	11,851
Class T3	10	—	[4]	—	—		—	—	10	— [4]
Class F-1	1,373,792	52,244		248,862	9,262		(1,158,108)	(43,829)	464,546	17,677
Class F-2	4,858,604	184,594		429,964	15,997		(2,875,175)	(109,471)	2,413,393	91,120
Class F-3[5]	2,384,260	90,293		106,878	3,961		(196,255)	(7,283)	2,294,883	86,971
Class 529-A	734,731	27,326		194,672	7,251		(477,540)	(18,058)	451,863	16,519
Class 529-B2	42	2		—	—		(9,221)	(361)	(9,179)	(359)
Class 529-C	148,336	5,642		38,199	1,422		(439,474)	(16,130)	(252,939)	(9,066)
Class 529-E	25,313	960		8,566	319		(26,402)	(998)	7,477	281
Class 529-T3	10	—	[4]	1	—	[4]	—	—	11	— [4]
Class 529-F-1	45,111	1,710		9,252	345		(24,929)	(942)	29,434	1,113
Class R-1	24,816	953		6,116	229		(63,902)	(2,460)	(32,970)	(1,278)
Class R-2	306,621	11,713		57,095	2,133		(461,251)	(17,655)	(97,535)	(3,809)
Class R-2E	50,383	1,910		2,473	92		(15,219)	(580)	37,637	1,422
Class R-3	776,489	29,784		172,985	6,465		(1,149,150)	(43,804)	(199,676)	(7,555)
Class R-4	1,238,514	47,450		333,197	12,420		(1,709,546)	(64,917)	(137,835)	(5,047)
Class R-5E	30,784	1,154		1,385	51		(2,549)	(94)	29,620	1,111
Class R-5	446,667	16,964		118,669	4,414		(645,809)	(24,452)	(80,473)	(3,074)
Class R-6	6,688,340	254,080		941,421	35,000		(1,675,649)	(63,182)	5,954,112	225,898
Total net increase (decrease)	$29,627,767	1,125,909		$6,320,278	235,213		$(21,918,538)	(831,308)	$14,029,507	529,814

Year ended December 31, 2016

Class A	$8,757,067	358,896		$2,241,249	90,845		$(6,915,731)	(282,347)	$4,082,585	167,394
Class B	3,973	165		3,205	131		(227,367)	(9,369)	(220,189)	(9,073)
Class C	2,486,671	102,574		254,951	10,367		(1,420,028)	(58,455)	1,321,594	54,486
Class F-1	1,165,494	47,762		159,358	6,461		(748,608)	(30,572)	576,244	23,651
Class F-2	3,674,683	149,338		200,023	8,093		(933,696)	(37,986)	2,941,010	119,445
Class 529-A	445,581	18,265		126,517	5,135		(437,560)	(17,862)	134,538	5,538
Class 529-B	1,175	48		438	18		(32,554)	(1,334)	(30,941)	(1,268)
Class 529-C	159,261	6,543		32,671	1,324		(159,507)	(6,520)	32,425	1,347
Class 529-E	21,281	871		5,874	239		(22,370)	(912)	4,785	198
Class 529-F-1	31,861	1,304		5,661	230		(24,230)	(994)	13,292	540
Class R-1	44,753	1,839		5,334	217		(53,075)	(2,181)	(2,988)	(125)
Class R-2	310,155	12,804		43,048	1,752		(380,485)	(15,689)	(27,282)	(1,133)
Class R-2E	31,089	1,260		495	20		(17,216)	(692)	14,368	588
Class R-3	829,309	34,115		129,283	5,261		(906,300)	(37,327)	52,292	2,049
Class R-4	2,172,314	89,073		226,051	9,164		(1,093,915)	(44,985)	1,304,450	53,252
Class R-5E	1,928	78		47	2		(35)	(1)	1,940	79
Class R-5	719,201	29,524		105,457	4,285		(1,509,585)	(61,629)	(684,927)	(27,820)
Class R-6	4,239,152	173,253		451,558	18,289		(1,267,332)	(51,684)	3,423,378	139,858
Total net increase (decrease)	$25,094,948	1,027,712		$3,991,220	161,833		$(16,149,594)	(660,539)	$12,936,574	529,006

[1]	Includes exchanges between share classes of the fund.
[2]	Class B and 529-B shares were fully liquidated on May 5, 2017.
[3]	Class T and 529-T shares began investment operations on April 7, 2017.
[4]	Amount less than one thousand.
[5]	Class F-3 shares began investment operations on January 27, 2017.

9. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $82,619,985,000 and $74,630,201,000, respectively, during the year ended December 31, 2017.

24	American Balanced Fund

Financial highlights

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class A:
12/31/2017	$24.81	$.48	$3.33		$3.81	$(.49)	$(.98)	$(1.47)	$27.15	15.47%		$63,563		.57%		1.80%
12/31/2016	23.83	.41	1.62		2.03	(.44)	(.61)	(1.05)	24.81	8.62		55,379		.59		1.67
12/31/2015	24.75	.42	—	[3]	.42	(.40)	(.94)	(1.34)	23.83	1.72		49,215		.58		1.69
12/31/2014	24.42	.41	1.75		2.16	(.39)	(1.44)	(1.83)	24.75	8.85		46,917		.59		1.62
12/31/2013	20.40	.36	4.04		4.40	(.38)	—	(.38)	24.42	21.73		42,735		.61		1.62
Class C:
12/31/2017	24.66	.26	3.32		3.58	(.28)	(.98)	(1.26)	26.98	14.58		8,816		1.37		1.01
12/31/2016	23.71	.21	1.60		1.81	(.25)	(.61)	(.86)	24.66	7.70		7,767		1.38		.88
12/31/2015	24.63	.22	.01		.23	(.21)	(.94)	(1.15)	23.71	.93		6,173		1.38		.90
12/31/2014	24.30	.21	1.75		1.96	(.19)	(1.44)	(1.63)	24.63	8.03		5,574		1.39		.83
12/31/2013	20.31	.19	4.00		4.19	(.20)	—	(.20)	24.30	20.72		5,247		1.41		.83
Class T:
12/31/2017[4,5]	25.77	.41	2.38		2.79	(.43)	(.98)	(1.41)	27.15	10.91	[6,7]	—	[8]	.36	[7,9]	2.08	[7,9]
Class F-1:
12/31/2017	24.79	.45	3.33		3.78	(.46)	(.98)	(1.44)	27.13	15.40		4,957		.65		1.72
12/31/2016	23.82	.39	1.61		2.00	(.42)	(.61)	(1.03)	24.79	8.50		4,091		.66		1.60
12/31/2015	24.74	.40	.01		.41	(.39)	(.94)	(1.33)	23.82	1.67		3,367		.65		1.63
12/31/2014	24.41	.39	1.75		2.14	(.37)	(1.44)	(1.81)	24.74	8.80		2,841		.65		1.57
12/31/2013	20.39	.36	4.03		4.39	(.37)	—	(.37)	24.41	21.70		2,471		.66		1.58
Class F-2:
12/31/2017	24.79	.53	3.32		3.85	(.53)	(.98)	(1.51)	27.13	15.69		8,714		.39		1.99
12/31/2016	23.82	.46	1.61		2.07	(.49)	(.61)	(1.10)	24.79	8.80		5,703		.39		1.88
12/31/2015	24.74	.47	—	[3]	.47	(.45)	(.94)	(1.39)	23.82	1.92		2,634		.39		1.89
12/31/2014	24.41	.46	1.75		2.21	(.44)	(1.44)	(1.88)	24.74	9.08		1,869		.39		1.83
12/31/2013	20.39	.41	4.04		4.45	(.43)	—	(.43)	24.41	21.99		768		.41		1.83
Class F-3:
12/31/2017[4,10]	25.38	.53	2.77		3.30	(.56)	(.98)	(1.54)	27.14	13.17	[6]	2,361		.29	[9]	2.11	[9]
Class 529-A:
12/31/2017	24.77	.46	3.33		3.79	(.47)	(.98)	(1.45)	27.11	15.42		3,857		.65		1.73
12/31/2016	23.80	.39	1.61		2.00	(.42)	(.61)	(1.03)	24.77	8.50		3,115		.67		1.59
12/31/2015	24.72	.39	.01		.40	(.38)	(.94)	(1.32)	23.80	1.63		2,861		.68		1.60
12/31/2014	24.39	.38	1.75		2.13	(.36)	(1.44)	(1.80)	24.72	8.76		2,831		.68		1.53
12/31/2013	20.38	.34	4.03		4.37	(.36)	—	(.36)	24.39	21.60		2,599		.70		1.53

See end of table for footnotes.

American Balanced Fund	25

Financial highlights (continued)

		Income (loss) from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]		Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class 529-C:
12/31/2017	$24.75	$.25	$3.33	$3.58	$(.24)	$(.98)	$(1.22)	$27.11	14.55%		$822		1.42%		.96%
12/31/2016	23.79	.20	1.60	1.80	(.23)	(.61)	(.84)	24.75	7.63		975		1.44		.82
12/31/2015	24.70	.20	.02	.22	(.19)	(.94)	(1.13)	23.79	.88		905		1.45		.83
12/31/2014	24.38	.19	1.74	1.93	(.17)	(1.44)	(1.61)	24.70	7.90		905		1.46		.76
12/31/2013	20.37	.17	4.03	4.20	(.19)	—	(.19)	24.38	20.68		841		1.48		.76
Class 529-E:
12/31/2017	24.76	.39	3.32	3.71	(.40)	(.98)	(1.38)	27.09	15.11		175		.89		1.49
12/31/2016	23.79	.33	1.61	1.94	(.36)	(.61)	(.97)	24.76	8.24		153		.91		1.35
12/31/2015	24.71	.33	.01	.34	(.32)	(.94)	(1.26)	23.79	1.38		142		.92		1.36
12/31/2014	24.38	.32	1.75	2.07	(.30)	(1.44)	(1.74)	24.71	8.50		144		.93		1.28
12/31/2013	20.37	.29	4.02	4.31	(.30)	—	(.30)	24.38	21.31		134		.95		1.29
Class 529-T:
12/31/2017[4,5]	25.77	.40	2.38	2.78	(.42)	(.98)	(1.40)	27.15	10.88	[6,7]	—	[8]	.41	[7,9]	2.03	[7,9]
Class 529-F-1:
12/31/2017	24.75	.52	3.33	3.85	(.53)	(.98)	(1.51)	27.09	15.68		178		.42		1.95
12/31/2016	23.78	.44	1.62	2.06	(.48)	(.61)	(1.09)	24.75	8.75		135		.44		1.82
12/31/2015	24.71	.45	(.01)	.44	(.43)	(.94)	(1.37)	23.78	1.82		117		.46		1.82
12/31/2014	24.37	.44	1.76	2.20	(.42)	(1.44)	(1.86)	24.71	9.05		111		.46		1.76
12/31/2013	20.36	.39	4.03	4.42	(.41)	—	(.41)	24.37	21.88		101		.48		1.76
Class R-1:
12/31/2017	24.64	.26	3.32	3.58	(.27)	(.98)	(1.25)	26.97	14.56		134		1.37		.99
12/31/2016	23.68	.22	1.60	1.82	(.25)	(.61)	(.86)	24.64	7.75		154		1.38		.89
12/31/2015	24.61	.22	(.01)	.21	(.20)	(.94)	(1.14)	23.68	.88		151		1.38		.90
12/31/2014	24.28	.21	1.75	1.96	(.19)	(1.44)	(1.63)	24.61	8.05		158		1.38		.83
12/31/2013	20.29	.19	4.01	4.20	(.21)	—	(.21)	24.28	20.76		151		1.39		.84
Class R-2:
12/31/2017	24.66	.26	3.31	3.57	(.27)	(.98)	(1.25)	26.98	14.58		1,255		1.37		1.00
12/31/2016	23.70	.22	1.60	1.82	(.25)	(.61)	(.86)	24.66	7.74		1,241		1.37		.89
12/31/2015	24.62	.23	.01	.24	(.22)	(.94)	(1.16)	23.70	.97		1,220		1.32		.95
12/31/2014	24.30	.21	1.74	1.95	(.19)	(1.44)	(1.63)	24.62	8.03		1,308		1.36		.86
12/31/2013	20.30	.20	4.02	4.22	(.22)	—	(.22)	24.30	20.87		1,304		1.34		.90
Class R-2E:
12/31/2017	24.74	.35	3.31	3.66	(.37)	(.98)	(1.35)	27.05	14.89		57		1.08		1.32
12/31/2016	23.77	.29	1.62	1.91	(.33)	(.61)	(.94)	24.74	8.10		17		1.08		1.18
12/31/2015	24.75	.29	.10	.39	(.43)	(.94)	(1.37)	23.77	1.60		2		.96		1.22
12/31/2014[4,11]	25.81	.15	.41	.56	(.21)	(1.41)	(1.62)	24.75	2.17	[6,7]	—	[8]	.16	[6,7]	.58	[6,7]

26	American Balanced Fund

		Income (loss) from investment operations[1]				Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)		Ratio of expenses to average net assets		Ratio of net income to average net assets
Class R-3:
12/31/2017	$24.69	$.38	$3.31		$3.69	$(.39)	$(.98)	$(1.37)	$27.01	15.05%	$3,460		.93%		1.44%
12/31/2016	23.72	.32	1.62		1.94	(.36)	(.61)	(.97)	24.69	8.24	3,349		.93		1.33
12/31/2015	24.65	.33	(.01)		.32	(.31)	(.94)	(1.25)	23.72	1.34	3,170		.93		1.35
12/31/2014	24.32	.32	1.75		2.07	(.30)	(1.44)	(1.74)	24.65	8.51	3,315		.94		1.28
12/31/2013	20.32	.29	4.02		4.31	(.31)	—	(.31)	24.32	21.33	3,212		.94		1.30
Class R-4:
12/31/2017	24.76	.46	3.33		3.79	(.47)	(.98)	(1.45)	27.10	15.44	6,353		.63		1.74
12/31/2016	23.80	.40	1.60		2.00	(.43)	(.61)	(1.04)	24.76	8.50	5,930		.64		1.63
12/31/2015	24.72	.41	—	[3]	.41	(.39)	(.94)	(1.33)	23.80	1.67	4,431		.63		1.65
12/31/2014	24.38	.40	1.75		2.15	(.37)	(1.44)	(1.81)	24.72	8.85	4,385		.64		1.58
12/31/2013	20.37	.36	4.02		4.38	(.37)	—	(.37)	24.38	21.68	3,994		.65		1.60
Class R-5E:
12/31/2017	24.78	.52	3.33		3.85	(.53)	(.98)	(1.51)	27.12	15.70	32		.41		1.93
12/31/2016	23.82	.48	1.56		2.04	(.47)	(.61)	(1.08)	24.78	8.65	2		.42		1.94
12/31/2015[4,12]	25.09	.05	(.36)		(.31)	(.12)	(.84)	(.96)	23.82	(1.21)[6]	—	[8]	.05	[6]	.20	[6]
Class R-5:
12/31/2017	24.83	.54	3.34		3.88	(.55)	(.98)	(1.53)	27.18	15.78	2,090		.33		2.04
12/31/2016	23.85	.47	1.62		2.09	(.50)	(.61)	(1.11)	24.83	8.88	1,986		.34		1.91
12/31/2015	24.77	.48	—	[3]	.48	(.46)	(.94)	(1.40)	23.85	1.98	2,571		.34		1.94
12/31/2014	24.43	.47	1.76		2.23	(.45)	(1.44)	(1.89)	24.77	9.16	2,616		.34		1.88
12/31/2013	20.41	.43	4.03		4.46	(.44)	—	(.44)	24.43	22.04	2,492		.34		1.89
Class R-6:
12/31/2017	24.81	.56	3.33		3.89	(.56)	(.98)	(1.54)	27.16	15.84	18,238		.28		2.10
12/31/2016	23.84	.48	1.61		2.09	(.51)	(.61)	(1.12)	24.81	8.90	11,058		.29		1.98
12/31/2015	24.76	.49	—	[3]	.49	(.47)	(.94)	(1.41)	23.84	2.02	7,290		.29		1.99
12/31/2014	24.42	.49	1.75		2.24	(.46)	(1.44)	(1.90)	24.76	9.22	6,076		.29		1.93
12/31/2013	20.40	.44	4.03		4.47	(.45)	—	(.45)	24.42	22.12	3,910		.29		1.95

	Year ended December 31
Portfolio turnover rate for all share classes[13]	2017	2016	2015	2014	2013

Excluding mortgage dollar roll transactions	58%	48%	45%	48%	Not available
Including mortgage dollar roll transactions	95%	79%	82%	68%	55%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	Amount less than $.01.
[4]	Based on operations for a period that is less than a full year.
[5]	Class T and 529-T shares began investment operations on April 7, 2017.
[6]	Not annualized.
[7]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	Class F-3 shares began investment operations on January 27, 2017.
[11]	Class R-2E shares began investment operations on August 29, 2014.
[12]	Class R-5E shares began investment operations on November 20, 2015.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.

See Notes to Financial Statements

American Balanced Fund	27

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of American Balanced Fund (the “Fund”), including the summary investment portfolio, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Costa Mesa, California

February 8, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

28	American Balanced Fund

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2017, through December 31, 2017).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Balanced Fund	29

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	7/1/2017	12/31/2017	during period*	expense ratio
Class A – actual return	$1,000.00	$1,082.71	$2.99	.57%
Class A – assumed 5% return	1,000.00	1,022.33	2.91	.57
Class C – actual return	1,000.00	1,078.20	7.12	1.36
Class C – assumed 5% return	1,000.00	1,018.35	6.92	1.36
Class T – actual return	1,000.00	1,083.88	1.84	.35
Class T – assumed 5% return	1,000.00	1,023.44	1.79	.35
Class F-1 – actual return	1,000.00	1,082.41	3.41	.65
Class F-1 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-2 – actual return	1,000.00	1,083.38	2.05	.39
Class F-2 – assumed 5% return	1,000.00	1,023.24	1.99	.39
Class F-3 – actual return	1,000.00	1,084.32	1.52	.29
Class F-3 – assumed 5% return	1,000.00	1,023.74	1.48	.29
Class 529-A – actual return	1,000.00	1,082.56	3.36	.64
Class 529-A – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class 529-C – actual return	1,000.00	1,078.33	7.39	1.41
Class 529-C – assumed 5% return	1,000.00	1,018.10	7.17	1.41
Class 529-E – actual return	1,000.00	1,080.84	4.62	.88
Class 529-E – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class 529-T – actual return	1,000.00	1,083.61	2.15	.41
Class 529-T – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class 529-F-1 – actual return	1,000.00	1,083.79	2.21	.42
Class 529-F-1 – assumed 5% return	1,000.00	1,023.09	2.14	.42
Class R-1 – actual return	1,000.00	1,078.08	7.18	1.37
Class R-1 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2 – actual return	1,000.00	1,078.58	7.18	1.37
Class R-2 – assumed 5% return	1,000.00	1,018.30	6.97	1.37
Class R-2E – actual return	1,000.00	1,079.92	5.66	1.08
Class R-2E – assumed 5% return	1,000.00	1,019.76	5.50	1.08
Class R-3 – actual return	1,000.00	1,080.83	4.88	.93
Class R-3 – assumed 5% return	1,000.00	1,020.52	4.74	.93
Class R-4 – actual return	1,000.00	1,082.16	3.31	.63
Class R-4 – assumed 5% return	1,000.00	1,022.03	3.21	.63
Class R-5E – actual return	1,000.00	1,083.96	2.15	.41
Class R-5E – assumed 5% return	1,000.00	1,023.14	2.09	.41
Class R-5 – actual return	1,000.00	1,083.99	1.73	.33
Class R-5 – assumed 5% return	1,000.00	1,023.54	1.68	.33
Class R-6 – actual return	1,000.00	1,084.31	1.47	.28
Class R-6 – assumed 5% return	1,000.00	1,023.79	1.43	.28

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

30	American Balanced Fund

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2017:

Long-term capital gains	$4,643,539,000
Qualified dividend income	$1,593,754,000
Corporate dividends received deduction	$1,208,633,000
U.S. government income that may be exempt from state taxation	$219,730,000

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2018, to determine the calendar year amounts to be included on their 2017 tax returns. Shareholders should consult their tax advisors.

American Balanced Fund	31

Approval of Investment Advisory and Service Agreement

American Balanced Fund’s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2019. The agreement was amended to add an additional advisory fee breakpoint if and when the fund’s net assets exceed $115 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objectives of providing conservation of capital, current income and long-term growth of capital and income. They compared the fund’s investment results with those of other funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through June 30, 2017. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against various indexes, including the Lipper Balanced Funds Index, the Standard & Poor’s 500 Composite Index, the Bloomberg Barclays U.S. Aggregate Index and a customized index comprised 60% of the S&P 500 Index and 40% of the Bloomberg Barclays Index (adjusted for Fund expenses). They noted that, except for the S&P 500 Index, the investment results of the fund generally exceeded those of the indexes for the lifetime, 20-year, 10-year and 5-year periods. They also noted that the volatility of the Fund’s monthly returns for such periods was at or near that of the Lipper Index and less than that of the S&P 500 Index. The board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the Lipper Balanced Funds category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational and regulatory differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, the Funds’ advisory fee structure reflected a reasonable sharing of benefits between CRMC and the Funds’ shareholders and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

32	American Balanced Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the fund. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity.

American Balanced Fund	33

Board of trustees and other officers

Independent trustees[1]

Name and year of birth	Year first elected a trustee of the fund[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
Vanessa C. L. Chang, 1952	2012	Director, EL & EL Investments (real estate)	17	Edison International; Sykes Enterprises; Transocean Ltd.
Linda Griego, 1947	2012	President and CEO, Griego Enterprises, Inc. (business management company)	7	AECOM Technology Corporation; CBS Corporation
Leonade D. Jones, 1947	1993	Retired; former Treasurer, The Washington Post Company (retired 1996)	10	None
William D. Jones, 1955	2008	Real estate developer/owner, President and CEO, CityLink Investment Corporation (acquires, develops and manages real estate ventures in urban communities) and City Scene Management Company (provides commercial asset management services)	8	Sempra Energy
James J. Postl, 1946	2007	Retired; former President and CEO, Pennzoil-Quaker State Company (automotive products and services) (retired 2002)	4	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None
Isaac Stein, 1946 Chairman of the Board (Independent and Non-Executive)	2004	Private investor; former President, Waverley Associates (private investment fund); Chairman Emeritus of the Board of Trustees, Stanford University	4	None

Interested trustee[5,6]

Name, year of birth and position with fund	Year first elected a trustee or officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund	Number of portfolios in fund complex overseen by trustee[3]	Other directorships[4] held by trustee
Gregory D. Johnson, 1963 Vice Chairman of the Board and President	2003	Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Research and Management Company	1	None

The fund’s statement of additional information includes further details about fund trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the fund is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

34	American Balanced Fund

Other officers[6]

Name, year of birth and position with fund	Year first elected an officer of the fund[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the fund
Hilda L. Applbaum, 1961 Senior Vice President	1999	Partner — Capital World Investors, Capital Research and Management Company
Jeffrey T. Lager, 1968 Senior Vice President	2002	Partner — Capital World Investors, Capital Research and Management Company
James R. Mulally, 1952 Senior Vice President	2009	Partner — Capital Fixed Income Investors, Capital Research and Management Company
Paul F. Roye, 1953 Senior Vice President	2007	Director, Capital Research and Management Company; Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
John H. Smet, 1956 Senior Vice President	2000	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Paul R. Benjamin, 1979 Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Alan N. Berro, 1960 Vice President	2010	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Donald H. Rolfe, 1972 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company
Richmond A. Wolf, 1970 Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company
Michael W. Stockton, 1967 Secretary	2014	Vice President — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Treasurer	2016	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2011	Vice President — Investment Operations, Capital Research and Management Company
Hong T. Le, 1978 Assistant Treasurer	2016	Assistant Vice President — Investment Operations, Capital Research and Management Company Assistant Vice President, Capital Bank and Trust Company[6]

[1]	The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the fund serve until their resignation, removal or retirement.
[3]	Funds managed by Capital Research and Management Company or its affiliates.
[4]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[5]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the fund’s investment adviser, Capital Research and Management Company, or affiliated entities (including the fund’s principal underwriter).
[6]	All of the trustees and/or officers listed, except Paul R. Benjamin, James R. Mulally and Richmond A. Wolf, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

American Balanced Fund	35

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company

(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Balanced Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete December 31, 2017, portfolio of American Balanced Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

American Balanced Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Balanced Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2018, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2018 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital Advantage®

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 92% of 10-year periods and 99% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 77% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2017.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2017. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 71% of the time, based on the 20-year period ended December 31, 2017, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Vanessa C. L. Chang, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$112,000
2017	$141,000

b) Audit-Related Fees:
2016	$27,000
2017	$29,000

c) Tax Fees:
2016	$9,000
2017	$10,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,098,000
2017	$1,429,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	None
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,281,000 for fiscal year 2016 and $1,554,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

American Balanced Fund®

Investment portfolio

December 31, 2017

Common stocks 62.23% Information technology 13.50%	Shares	Value (000)
Microsoft Corp.	57,512,000	$4,919,576
Broadcom Ltd.	6,968,500	1,790,208
Intel Corp.	31,684,100	1,462,538
ASML Holding NV (New York registered)	5,117,458	889,516
ASML Holding NV1	1,905,000	330,495
Facebook, Inc., Class A2	5,783,000	1,020,468
Alphabet Inc., Class C2	786,800	823,307
Alphabet Inc., Class A2	165,500	174,338
Symantec Corp.3	32,026,000	898,650
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	19,722,000	781,977
Apple Inc.	4,240,000	717,535
TE Connectivity Ltd.	7,205,000	684,763
Intuit Inc.	4,200,000	662,676
VeriSign, Inc.2,3	5,300,000	606,532
Visa Inc., Class A	3,033,000	345,823
Activision Blizzard, Inc.	3,894,100	246,574
Analog Devices, Inc.	2,496,000	222,219
MasterCard Inc., Class A	833,000	126,083
Amphenol Corp., Class A	1,401,000	123,008
Texas Instruments Inc.	563,200	58,821
		16,885,107
Consumer discretionary 9.32%
Home Depot, Inc.	14,161,000	2,683,934
Comcast Corp., Class A	55,826,611	2,235,856
Amazon.com, Inc.2	1,850,000	2,163,520
NIKE, Inc., Class B	23,713,000	1,483,248
McDonald’s Corp.	3,684,000	634,090
CBS Corp., Class B	9,349,000	551,591
Starbucks Corp.	6,330,000	363,532
VF Corp.	4,669,000	345,506
Charter Communications, Inc., Class A2	862,100	289,631
General Motors Co.	5,000,000	204,950
LVMH Moët Hennessy-Louis Vuitton SE1	657,000	192,994
Marriott International, Inc., Class A	1,021,000	138,580
Priceline Group Inc.2	79,400	137,977
Netflix, Inc.2	607,000	116,520
Royal Caribbean Cruises Ltd.	690,000	82,303
Hasbro, Inc.	279,000	25,358
Twenty-First Century Fox, Inc., Class A	331,625	11,451
		11,661,041
Financials 8.61%
Berkshire Hathaway Inc., Class A2	9,104	2,709,351
Berkshire Hathaway Inc., Class B2	800,000	158,576
Wells Fargo & Co.	29,325,500	1,779,178
JPMorgan Chase & Co.	9,233,000	987,377

American Balanced Fund — Page 1 of 32

Common stocks Financials (continued)	Shares	Value (000)
SunTrust Banks, Inc.	14,230,000	$919,116
Chubb Ltd.	6,070,500	887,082
BlackRock, Inc.	1,469,000	754,640
Capital One Financial Corp.	5,468,047	544,508
Goldman Sachs Group, Inc.	1,970,328	501,961
PNC Financial Services Group, Inc.	3,170,000	457,399
Citigroup Inc.	4,000,000	297,640
Bank of America Corp.	10,000,000	295,200
Legal & General Group PLC1	70,000,000	257,670
HDFC Bank Ltd.1	4,275,000	126,419
HDFC Bank Ltd. (ADR)	343,000	34,873
Intercontinental Exchange, Inc.	772,000	54,472
		10,765,462
Consumer staples 6.25%
Philip Morris International Inc.	16,190,000	1,710,474
Coca-Cola Co.	34,173,000	1,567,857
Altria Group, Inc.	13,289,300	948,989
Kraft Heinz Co.	11,710,850	910,636
Nestlé SA1	10,573,057	908,565
Procter & Gamble Co.	6,037,563	554,731
British American Tobacco PLC1	3,475,515	234,564
British American Tobacco PLC (ADR)	2,139,768	143,343
Coca-Cola European Partners PLC	5,040,000	200,844
Pinnacle Foods Inc.	2,898,000	172,344
Costco Wholesale Corp.	730,000	135,868
General Mills, Inc.	2,100,000	124,509
Walgreens Boots Alliance, Inc.	1,450,000	105,299
Kellogg Co.	1,350,000	91,773
		7,809,796
Health care 5.66%
UnitedHealth Group Inc.	11,583,500	2,553,698
Johnson & Johnson	7,660,000	1,070,255
Merck & Co., Inc.	15,432,000	868,359
Express Scripts Holding Co.2	10,676,400	796,886
AbbVie Inc.	4,900,000	473,879
Thermo Fisher Scientific Inc.	1,612,000	306,087
Bristol-Myers Squibb Co.	4,250,000	260,440
ResMed Inc.	2,210,000	187,165
Medtronic PLC	2,100,000	169,575
Gilead Sciences, Inc.	2,000,000	143,280
Humana Inc.	454,000	112,624
Regeneron Pharmaceuticals, Inc.2	255,500	96,058
Intercept Pharmaceuticals, Inc.2	706,622	41,281
		7,079,587
Energy 5.17%
Royal Dutch Shell PLC, Class B (ADR)	18,317,000	1,250,868
Royal Dutch Shell PLC, Class B1	4,000,000	134,908
Royal Dutch Shell PLC, Class A (ADR)	497,977	33,220
Royal Dutch Shell PLC, Class A1	130,129	4,356
Chevron Corp.	7,594,755	950,787
Enbridge Inc.	14,395,000	562,988
Enbridge Inc. (CAD denominated)1,4	4,808,645	184,300

American Balanced Fund — Page 2 of 32

Common stocks Energy (continued)	Shares	Value (000)
Noble Energy, Inc.	21,962,729	$639,994
Suncor Energy Inc.	13,859,346	508,838
Baker Hughes, a GE Co., Class A	12,500,000	395,500
Halliburton Co.	7,946,000	388,321
Concho Resources Inc.2	1,805,000	271,147
Cabot Oil & Gas Corp.	8,043,000	230,030
ConocoPhillips	4,100,000	225,049
Phillips 66	2,180,000	220,507
Schlumberger Ltd.	2,500,000	168,475
Murphy Oil Corp.	3,600,080	111,782
Hess Corp.	2,051,605	97,390
Weatherford International PLC2	20,000,000	83,400
		6,461,860
Materials 3.33%
DowDuPont Inc.	27,719,088	1,974,153
LyondellBasell Industries NV	6,172,100	680,906
Praxair, Inc.	2,869,400	443,839
Royal Gold, Inc.3	4,175,000	342,851
Sherwin-Williams Co.	700,000	287,028
Nucor Corp.	2,500,000	158,950
CF Industries Holdings, Inc.	3,350,000	142,509
Potash Corp. of Saskatchewan Inc.	6,500,000	134,225
		4,164,461
Industrials 3.31%
Lockheed Martin Corp.	3,807,037	1,222,249
Boeing Co.	3,850,000	1,135,403
FedEx Corp.	1,500,000	374,310
Johnson Controls International PLC	7,133,375	271,853
Cummins Inc.	1,350,000	238,464
Caterpillar Inc.	1,300,000	204,854
Norfolk Southern Corp.	1,200,000	173,880
TransDigm Group Inc.	596,000	163,674
General Electric Co.	9,250,000	161,412
Parker-Hannifin Corp.	675,000	134,717
Delta Air Lines, Inc.	1,055,000	59,080
		4,139,896
Real estate 1.66%
Crown Castle International Corp. REIT	6,575,446	729,940
American Tower Corp. REIT	2,802,000	399,761
Iron Mountain Inc. REIT	10,166,200	383,571
Digital Realty Trust, Inc. REIT	2,500,000	284,750
Equinix, Inc. REIT	400,000	181,288
Ventas, Inc. REIT	1,665,000	99,917
		2,079,227
Utilities 0.34%
DTE Energy Co.	2,000,000	218,920
Dominion Energy, Inc.	1,500,000	121,590
Pinnacle West Capital Corp.	1,000,000	85,180
		425,690

American Balanced Fund — Page 3 of 32

Common stocks Telecommunication services 0.17%	Shares	Value (000)
AT&T Inc.	4,000,000	$155,520
Verizon Communications Inc.	1,163,000	61,558
		217,078
Miscellaneous 4.91%
Other common stocks in initial period of acquisition		6,138,630
Total common stocks (cost: $47,893,660,000)		77,827,835
Preferred securities 0.00% Financials 0.00%
CoBank, ACB, Class E, noncumulative4	7,440	4,460
Total preferred securities (cost: $5,208,000)		4,460
Convertible stocks 0.07% Miscellaneous 0.07%
Other convertible stocks in initial period of acquisition		83,583
Total convertible stocks (cost: $83,276,000)		83,583
Bonds, notes & other debt instruments 32.77% Corporate bonds & notes 11.73% Financials 2.87%	Principal amount (000)
ACE INA Holdings Inc. 2.30% 2020	$7,635	7,625
ACE INA Holdings Inc. 2.875% 2022	22,180	22,494
ACE INA Holdings Inc. 3.35% 2026	5,180	5,291
Allstate Corp. 3.28% 2026	10,185	10,355
American Express Co. 2.20% 2020	29,000	28,780
American Express Co. 3.00% 2024	37,500	37,486
Australia & New Zealand Banking Group Ltd. 2.625% 2022	29,000	28,920
AXA SA, Series B, junior subordinated 6.379% (undated)4	2,000	2,341
Banco Santander, SA 3.70% 20224	28,500	28,867
Bank of America Corp. 2.625% 2020	20,000	20,175
Bank of America Corp. 2.625% 2021	4,730	4,756
Bank of America Corp. 2.816% 2023	30,500	30,456
Bank of America Corp. 3.124% 2023	28,000	28,416
Bank of America Corp. 3.248% 2027	11,250	11,174
Bank of America Corp. 3.419% 20284	26,728	26,759
Bank of America Corp. 3.593% 2028	26,250	26,706
Bank of America Corp. 3.824% 2028	10,500	10,870
Bank of America Corp. 4.244% 2038	7,500	8,144
BB&T Corp. 2.45% 2020	37,000	37,131
BB&T Corp. 2.625% 2022	22,500	22,553
BB&T Corp. 2.75% 2022	45,000	45,341
Berkshire Hathaway Finance Corp. 1.30% 2019	15,320	15,129
Berkshire Hathaway Inc. 2.00% 2018	16,340	16,352
Berkshire Hathaway Inc. 2.90% 2020	9,500	9,679
Berkshire Hathaway Inc. 2.75% 2023	16,995	17,116
BNP Paribas 4.375% 20254	5,700	5,964
BNP Paribas 4.375% 20264	6,350	6,650
BPCE SA group 5.70% 20234	13,830	15,345

American Balanced Fund — Page 4 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
BPCE SA group 5.15% 20244	$20,000	$21,712
Capital One Financial Corp. 3.20% 2025	20,000	19,831
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20191,4,5,6,7	705	705
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.354% 20191,4,5,6,7	537	538
Charles Schwab Corp. 3.45% 2026	3,885	3,991
Citigroup Inc. 2.05% 2019	24,500	24,435
Citigroup Inc. 8.50% 2019	8,416	9,119
Citigroup Inc. 2.35% 2021	71,000	70,279
Citigroup Inc. 2.70% 2021	24,500	24,583
Citigroup Inc. 2.90% 2021	53,000	53,391
Citigroup Inc. 3.20% 2026	18,000	17,875
CME Group Inc. 5.30% 2043	3,135	4,031
CNA Financial Corp. 3.95% 2024	9,910	10,326
Commonwealth Bank of Australia 2.25% 20204	6,250	6,232
Commonwealth Bank of Australia 2.75% 20224	6,250	6,271
Crédit Agricole SA 2.375% 20214	6,645	6,601
Crédit Agricole SA 3.375% 20224	20,125	20,456
Crédit Agricole SA 4.375% 20254	14,825	15,512
Credit Suisse Group AG 1.70% 2018	12,000	11,992
Credit Suisse Group AG 3.45% 2021	20,000	20,481
Credit Suisse Group AG 2.997% 20234	13,250	13,107
Credit Suisse Group AG 3.80% 2023	32,275	33,321
Danske Bank AS 2.00% 20214	37,870	37,048
Danske Bank AS 2.70% 20224	47,600	47,672
DNB ASA 2.375% 20214	27,000	26,840
Goldman Sachs Group, Inc. 2.90% 2018	15,000	15,070
Goldman Sachs Group, Inc. 1.95% 2019	30,500	30,331
Goldman Sachs Group, Inc. 2.55% 2019	66,250	66,396
Goldman Sachs Group, Inc. 2.60% 2020	14,610	14,637
Goldman Sachs Group, Inc. 2.625% 2021	9,465	9,465
Goldman Sachs Group, Inc. (3-month USD-LIBOR + 1.36%) 2.727% 20217	25,782	26,428
Goldman Sachs Group, Inc. 2.875% 2021	19,245	19,400
Goldman Sachs Group, Inc. 5.25% 2021	20,000	21,684
Goldman Sachs Group, Inc. 3.00% 2022	35,000	35,150
Goldman Sachs Group, Inc. 5.75% 2022	20,000	22,186
Goldman Sachs Group, Inc. 2.905% 2023	126,500	125,733
Goldman Sachs Group, Inc. 2.908% 2023	23,750	23,613
Goldman Sachs Group, Inc. 3.691% 2028	10,000	10,154
HSBC Holdings PLC 2.95% 2021	32,500	32,736
HSBC Holdings PLC 2.65% 2022	15,000	14,907
HSBC Holdings PLC 3.262% 2023	50,500	51,227
HSBC Holdings PLC 4.25% 2024	8,000	8,366
HSBC Holdings PLC 3.90% 2026	7,825	8,122
Intercontinentalexchange, Inc. 2.50% 2018	20,000	20,086
Intesa Sanpaolo SpA 3.125% 20224	31,850	31,649
Intesa Sanpaolo SpA 5.017% 20244	27,485	28,176
JPMorgan Chase & Co. 2.25% 2020	42,185	42,167
JPMorgan Chase & Co. 2.55% 2020	32,300	32,405
JPMorgan Chase & Co. 2.40% 2021	32,500	32,338
JPMorgan Chase & Co. 2.55% 2021	24,235	24,256
JPMorgan Chase & Co. 3.25% 2022	10,000	10,244
JPMorgan Chase & Co. 3.875% 2024	25,000	26,095
JPMorgan Chase & Co. 3.54% 2028	21,475	21,867
JPMorgan Chase & Co., Series Z, junior subordinated 5.30% 2049	35,000	36,386

American Balanced Fund — Page 5 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co., Series S, junior subordinated 6.75% (undated)	$25,000	$28,344
Keybank National Association 2.50% 2019	17,000	17,053
Leucadia National Corp. 5.50% 2023	830	894
Liberty Mutual Group Inc. 4.25% 20234	3,000	3,165
Lloyds Banking Group PLC 3.00% 2022	30,000	30,175
Lloyds Banking Group PLC 2.907% 2023	44,300	43,964
Lloyds Banking Group PLC 4.582% 2025	14,750	15,488
MetLife, Inc. 1.55% 20194	15,500	15,326
MetLife, Inc. 2.50% 20204	46,300	46,417
MetLife, Inc. 1.95% 20214	15,500	15,189
MetLife, Inc. 2.30% 20194	10,120	10,135
MetLife, Inc. 2.00% 20204	6,125	6,080
MetLife, Inc. 3.60% 2025	4,595	4,784
MetLife, Inc. 5.25% 2049	4,600	4,794
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	25,500	25,049
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	30,500	30,227
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	18,300	18,425
Moody’s Corp. 2.75% 2021	20,000	20,041
Morgan Stanley 2.50% 2021	46,000	45,940
Morgan Stanley 2.75% 2022	29,500	29,406
Morgan Stanley (3-month USD-LIBOR + 1.22%) 2.617% 20247	52,250	53,388
Morgan Stanley 4.00% 2025	8,950	9,378
Morgan Stanley 3.875% 2026	9,500	9,910
Morgan Stanley 3.625% 2027	9,875	10,115
National Australia Bank Ltd. 1.375% 2019	10,200	10,074
National Australia Bank Ltd. 1.875% 2021	10,200	9,987
National Australia Bank Ltd. 2.50% 2022	29,500	29,285
Nationwide Mutual Insurance Co. (3-month USD-LIBOR + 2.29%) 3.878% 20244,7	8,150	8,117
New York Life Global Funding 1.50% 20194	15,265	15,065
New York Life Global Funding 2.10% 20194	15,000	15,022
New York Life Global Funding 1.95% 20204	16,000	15,900
New York Life Global Funding 1.70% 20214	40,500	39,348
New York Life Global Funding 2.35% 20264	11,890	11,358
Nordea Bank AB 2.50% 20204	19,955	19,984
Nordea Bank AB 2.25% 20214	8,800	8,744
PNC Bank 1.45% 2019	33,375	32,960
PNC Bank 2.40% 2019	14,800	14,824
PNC Bank 2.60% 2020	30,000	30,200
PNC Bank 2.55% 2021	17,000	16,999
PNC Financial Services Group, Inc. 3.90% 2024	20,000	20,967
PRICOA Global Funding I 2.45% 20224	5,295	5,250
Prudential Financial, Inc. 2.30% 2018	7,595	7,609
Prudential Financial, Inc. 3.50% 2024	23,600	24,543
Rabobank Nederland 2.25% 2019	15,000	15,017
Rabobank Nederland 2.50% 2021	14,700	14,772
Rabobank Nederland 2.75% 2022	23,500	23,700
Rabobank Nederland 4.375% 2025	22,650	23,942
Santander Holdings USA, Inc. 3.40% 20234	31,500	31,409
Skandinaviska Enskilda Banken AB 1.875% 2021	25,500	24,887
Skandinaviska Enskilda Banken AB 2.625% 2021	23,000	23,094
Skandinaviska Enskilda Banken AB 2.80% 2022	33,750	34,034
Sumitomo Mitsui Banking Corp. 2.50% 2018	12,475	12,520
Svenska Handelsbanken AB 1.875% 2021	16,845	16,465
Travelers Companies, Inc. 4.00% 2047	13,520	14,420

American Balanced Fund — Page 6 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
UBS Group AG 2.95% 20204	$20,000	$20,220
UBS Group AG 4.125% 20254	28,250	29,669
UniCredit SPA 3.75% 20224	70,825	72,126
UniCredit SPA 4.625% 20274	14,150	14,954
UniCredit SPA 5.861% 20324	48,700	51,988
Unum Group 5.625% 2020	345	372
Unum Group 3.875% 2025	5,045	5,174
US Bancorp. 2.625% 2022	16,225	16,325
US Bancorp. 3.70% 2024	18,000	18,916
US Bancorp. 2.375% 2026	35,000	32,982
US Bancorp. 3.15% 2027	46,500	46,628
US Bank NA 1.40% 2019	5,465	5,423
US Bank NA 2.125% 2019	30,000	30,015
Wells Fargo & Co. 2.55% 2020	9,575	9,617
Wells Fargo & Co. 2.10% 2021	25,600	25,182
Wells Fargo & Co. 2.50% 2021	67,182	67,176
Wells Fargo & Co. 4.60% 2021	25,000	26,577
Wells Fargo & Co. 2.625% 2022	50,500	50,254
Wells Fargo & Co. 3.069% 2023	28,000	28,223
Wells Fargo & Co. 3.00% 2026	16,750	16,432
Wells Fargo & Co. 3.584% 2028	21,375	21,810
Westpac Banking Corp. 2.15% 2020	28,000	27,883
Westpac Banking Corp. 2.75% 2023	27,500	27,459
		3,588,086
Health care 1.37%
Abbott Laboratories 2.80% 2020	13,870	13,971
Abbott Laboratories 2.90% 2021	49,920	50,538
Abbott Laboratories 3.40% 2023	12,260	12,486
Abbott Laboratories 3.75% 2026	24,120	24,807
Abbott Laboratories 4.75% 2036	4,800	5,407
Abbott Laboratories 4.90% 2046	3,500	4,025
AbbVie Inc. 2.50% 2020	10,400	10,437
AbbVie Inc. 2.30% 2021	25,485	25,317
AbbVie Inc. 3.20% 2022	5,685	5,778
AbbVie Inc. 2.85% 2023	11,095	11,083
AbbVie Inc. 3.60% 2025	23,000	23,677
AbbVie Inc. 4.30% 2036	4,730	5,081
AbbVie Inc. 4.45% 2046	31,570	34,426
Aetna Inc. 1.70% 2018	32,532	32,484
Allergan PLC 3.00% 2020	26,950	27,205
Allergan PLC 3.45% 2022	63,390	64,461
Allergan PLC 3.80% 2025	10,437	10,639
Allergan PLC 4.55% 2035	26,304	27,898
Allergan PLC 4.75% 2045	7,533	8,043
AmerisourceBergen Corp. 3.25% 2025	2,170	2,185
AmerisourceBergen Corp. 4.25% 2045	2,045	2,050
Amgen Inc. 1.85% 2021	13,745	13,409
Amgen Inc. 2.65% 2022	13,000	12,977
Amgen Inc. 2.70% 2022	21,240	21,236
Amgen Inc. 4.40% 2045	20,000	21,829
AstraZeneca PLC 2.375% 2022	29,195	28,875
AstraZeneca PLC 3.375% 2025	30,445	30,998
Baxalta Inc. 4.00% 2025	12,000	12,420

American Balanced Fund — Page 7 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Bayer AG 2.375% 20194	$8,245	$8,251
Becton, Dickinson and Co. 2.133% 2019	17,750	17,716
Becton, Dickinson and Co. 2.404% 2020	17,750	17,663
Becton, Dickinson and Co. 2.894% 2022	58,500	58,187
Becton, Dickinson and Co. 3.363% 2024	40,505	40,667
Boston Scientific Corp. 3.375% 2022	20,000	20,327
Boston Scientific Corp. 3.85% 2025	45,500	46,841
EMD Finance LLC 2.40% 20204	24,900	24,857
EMD Finance LLC 2.95% 20224	12,850	12,916
EMD Finance LLC 3.25% 20254	40,100	40,382
Humana Inc. 3.15% 2022	20,000	20,152
Johnson & Johnson 2.25% 2022	28,250	28,228
Johnson & Johnson 2.45% 2026	8,360	8,159
Johnson & Johnson 3.625% 2037	7,250	7,669
Johnson & Johnson 3.75% 2047	5,000	5,348
Medtronic, Inc. 3.50% 2025	22,500	23,357
Medtronic, Inc. 3.35% 2027	24,775	25,443
Medtronic, Inc. 4.375% 2035	12,627	14,251
Medtronic, Inc. 4.625% 2045	11,095	12,946
Novartis Capital Corp. 2.40% 2022	28,000	27,943
Pfizer Inc. 7.20% 2039	485	745
Roche Holdings, Inc. 2.875% 20214	24,400	24,769
Roche Holdings, Inc. 1.75% 20224	18,330	17,827
Roche Holdings, Inc. 3.35% 20244	9,000	9,313
Roche Holdings, Inc. 3.00% 20254	19,000	19,156
Shire PLC 1.90% 2019	20,000	19,825
Shire PLC 2.40% 2021	54,555	53,738
Shire PLC 2.875% 2023	16,500	16,239
Shire PLC 3.20% 2026	25,000	24,483
Teva Pharmaceutical Finance Company BV 1.40% 2018	7,115	7,069
Teva Pharmaceutical Finance Company BV 1.70% 2019	7,260	7,056
Teva Pharmaceutical Finance Company BV 2.20% 2021	152,838	139,716
Teva Pharmaceutical Finance Company BV 2.80% 2023	152,120	132,613
Teva Pharmaceutical Finance Company BV 3.15% 2026	72,158	59,671
Teva Pharmaceutical Finance Company BV 4.10% 2046	51,140	39,057
Thermo Fisher Scientific Inc. 2.40% 2019	10,000	10,026
Thermo Fisher Scientific Inc. 4.15% 2024	11,840	12,573
UnitedHealth Group Inc. 6.00% 2018	35,000	35,173
UnitedHealth Group Inc. 2.125% 2021	26,195	26,012
WellPoint, Inc. 2.25% 2019	15,500	15,476
Zimmer Holdings, Inc. 2.70% 2020	12,915	12,927
Zimmer Holdings, Inc. 3.15% 2022	18,910	18,972
Zimmer Holdings, Inc. 4.25% 2035	1,197	1,183
		1,708,664
Energy 1.30%
Anadarko Petroleum Corp. 4.85% 2021	24,635	26,032
Anadarko Petroleum Corp. 5.55% 2026	13,895	15,612
Anadarko Petroleum Corp. 6.45% 2036	685	841
Anadarko Petroleum Corp. 6.60% 2046	13,200	17,026
APT Pipelines Ltd. 4.20% 20254	17,980	18,697
Boardwalk Pipelines, LP 4.45% 2027	10,090	10,282
Canadian Natural Resources Ltd. 2.95% 2023	34,865	34,744
Canadian Natural Resources Ltd. 3.80% 2024	1,720	1,773

American Balanced Fund — Page 8 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Canadian Natural Resources Ltd. 3.85% 2027	$7,500	$7,668
Canadian Natural Resources Ltd. 4.95% 2047	7,500	8,420
Cenovus Energy Inc. 3.00% 2022	2,000	1,989
Cenovus Energy Inc. 3.80% 2023	20,710	20,939
Cenovus Energy Inc. 4.25% 2027	52,985	52,943
Cenovus Energy Inc. 5.25% 2037	12,500	12,904
Cenovus Energy Inc. 5.40% 2047	12,500	13,192
Chevron Corp. 2.498% 2022	20,630	20,666
Chevron Corp. 2.566% 2023	13,000	12,979
Chevron Corp. 3.326% 2025	5,180	5,334
ConocoPhillips 4.20% 2021	27,437	28,870
ConocoPhillips 4.95% 2026	18,000	20,460
Devon Energy Corp. 5.00% 2045	23,775	26,602
Enbridge Energy Partners, LP 9.875% 2019	11,250	12,177
Enbridge Energy Partners, LP 4.375% 2020	15,730	16,402
Enbridge Energy Partners, LP 4.20% 2021	300	312
Enbridge Energy Partners, LP 5.875% 2025	21,005	23,822
Enbridge Energy Partners, LP 5.50% 2040	15,000	16,464
Enbridge Energy Partners, LP 7.375% 2045	19,575	26,080
Enbridge Energy Partners, LP, Series B, 6.50% 2018	17,370	17,601
Enbridge Energy Partners, LP, Series B, 7.50% 2038	12,250	15,893
Enbridge Inc. 4.00% 2023	37,535	39,109
Enbridge Inc. 3.50% 2024	495	501
Enbridge Inc. 4.25% 2026	3,675	3,849
Enbridge Inc. 3.70% 2027	11,940	12,010
Enbridge Inc. 5.50% 2046	9,595	11,573
Energy Transfer Partners, LP 4.15% 2020	11,500	11,882
Energy Transfer Partners, LP 4.75% 2026	28,100	29,194
Energy Transfer Partners, LP 4.00% 2027	25,745	25,287
Energy Transfer Partners, LP 4.20% 2027	19,270	19,201
Energy Transfer Partners, LP 6.125% 2045	14,990	16,322
Energy Transfer Partners, LP 5.30% 2047	30,000	29,898
Energy Transfer Partners, LP 5.40% 2047	77,228	78,198
EnLink Midstream Partners, LP 4.40% 2024	16,245	16,798
EnLink Midstream Partners, LP 4.15% 2025	37,740	38,184
EnLink Midstream Partners, LP 4.85% 2026	25,000	26,235
EnLink Midstream Partners, LP 5.05% 2045	9,405	9,316
EnLink Midstream Partners, LP 5.45% 2047	14,125	14,969
Enterprise Products Operating LLC 3.90% 2024	16,545	17,259
Enterprise Products Operating LLC 3.95% 2027	550	573
EOG Resources, Inc. 4.15% 2026	10,220	10,893
EQT Corp. 3.00% 2022	16,800	16,637
EQT Corp. 3.90% 2027	15,080	15,017
Exxon Mobil Corp. 2.222% 2021	18,000	17,965
Exxon Mobil Corp. 2.726% 2023	12,000	12,092
Halliburton Co. 3.80% 2025	44,890	46,718
Halliburton Co. 5.00% 2045	5,900	6,796
Kinder Morgan Energy Partners, LP 2.65% 2019	20,000	20,040
Kinder Morgan Energy Partners, LP 9.00% 2019	4,395	4,693
Kinder Morgan Energy Partners, LP 3.50% 2021	3,980	4,051
Kinder Morgan Energy Partners, LP 5.40% 2044	13,135	13,926
Kinder Morgan Energy Partners, LP 5.50% 2044	11,321	12,092
Kinder Morgan, Inc. 3.05% 2019	8,070	8,143
Kinder Morgan, Inc. 4.30% 2025	6,035	6,294

American Balanced Fund — Page 9 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Kinder Morgan, Inc. 5.30% 2034	$8,205	$8,772
Kinder Morgan, Inc. 5.55% 2045	15,000	16,462
Marathon Oil Corp. 4.40% 2027	32,340	33,852
MPLX LP 4.125% 2027	13,650	14,003
MPLX LP 5.20% 2047	6,130	6,747
Noble Energy, Inc. 3.85% 2028	61,650	61,945
Noble Energy, Inc. 4.95% 2047	8,405	9,022
Petróleos Mexicanos 6.375% 2021	1,545	1,683
Petróleos Mexicanos 5.625% 2046	18,065	16,764
Petróleos Mexicanos 6.75% 2047	22,952	24,016
Petróleos Mexicanos 6.75% 20474	6,895	7,215
Phillips 66 Partners LP 3.605% 2025	1,950	1,967
Phillips 66 Partners LP 3.55% 2026	3,350	3,326
Phillips 66 Partners LP 3.75% 2028	8,775	8,795
Phillips 66 Partners LP 4.68% 2045	6,580	6,779
Phillips 66 Partners LP 4.90% 2046	20,100	21,329
Pioneer Natural Resources Co. 3.45% 2021	11,530	11,769
Pioneer Natural Resources Co. 4.45% 2026	6,370	6,848
Sabine Pass Liquefaction, LLC 5.625% 2023	25,500	28,022
Sabine Pass Liquefaction, LLC 5.875% 2026	10,265	11,548
Sabine Pass Liquefaction, LLC 4.20% 2028	86,845	88,017
Schlumberger BV 3.625% 20224	11,340	11,685
Schlumberger BV 4.00% 20254	10,000	10,523
Shell International Finance BV 2.25% 2020	36,950	36,953
Spectra Energy Partners, LP 4.75% 2024	7,030	7,651
Spectra Energy Partners, LP 3.375% 2026	6,160	6,097
Statoil ASA 2.75% 2021	5,395	5,470
Statoil ASA 3.25% 2024	1,690	1,739
Statoil ASA 4.25% 2041	6,000	6,498
TC PipeLines, LP 4.375% 2025	7,880	8,208
TransCanada PipeLines Ltd. 5.00% 2043	12,000	14,234
TransCanada PipeLines Ltd., junior subordinated 5.625% 2075	6,410	6,763
Western Gas Partners LP 3.95% 2025	3,730	3,735
Western Gas Partners LP 4.65% 2026	7,045	7,334
Williams Partners LP 4.50% 2023	6,400	6,776
Williams Partners LP 4.30% 2024	7,870	8,252
Woodside Petroleum Ltd. 3.65% 20254	12,400	12,491
		1,625,729
Consumer discretionary 1.28%
Amazon.com, Inc. 2.40% 20234	36,545	36,204
Amazon.com, Inc. 2.80% 20244	56,300	56,200
Amazon.com, Inc. 3.80% 2024	35,000	37,012
Amazon.com, Inc. 3.15% 20274	18,500	18,560
American Honda Finance Corp. 1.20% 2019	25,500	25,151
American Honda Finance Corp. 2.25% 2019	16,500	16,527
American Honda Finance Corp. 1.65% 2021	18,065	17,627
CBS Corp. 3.50% 2025	15,000	15,075
CBS Corp. 4.60% 2045	25,000	25,567
CCO Holdings LLC and CCO Holdings Capital Corp. 4.464% 2022	25,540	26,670
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	10,000	10,646
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	9,210	9,135
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	16,350	19,114
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	18,035	18,545

American Balanced Fund — Page 10 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Comcast Corp. 1.625% 2022	$10,250	$9,917
Comcast Corp. 3.15% 2026	11,215	11,307
Comcast Corp. 2.35% 2027	27,250	25,758
Comcast Corp. 3.30% 2027	11,250	11,487
Comcast Corp. 3.20% 2036	7,250	6,903
Comcast Corp. 6.45% 2037	15,000	20,263
Comcast Corp. 4.60% 2045	20,000	22,467
DaimlerChrysler North America Holding Corp. 1.50% 20194	25,500	25,205
DaimlerChrysler North America Holding Corp. 2.25% 20194	13,000	12,964
DaimlerChrysler North America Holding Corp. 2.25% 20204	9,780	9,745
DaimlerChrysler North America Holding Corp. 2.00% 20214	22,525	22,045
DaimlerChrysler North America Holding Corp. 3.45% 20274	23,925	24,506
Ford Motor Credit Co. 2.145% 2018	15,485	15,485
Ford Motor Credit Co. 2.375% 2018	8,990	8,991
Ford Motor Credit Co. 2.551% 2018	9,015	9,043
Ford Motor Credit Co. 2.597% 2019	26,735	26,761
Ford Motor Credit Co. 2.343% 2020	84,005	83,258
Ford Motor Credit Co. 3.157% 2020	30,400	30,788
Ford Motor Credit Co. 3.20% 2021	8,300	8,422
Ford Motor Credit Co. 3.096% 2023	24,000	23,888
Ford Motor Credit Co. 4.375% 2023	15,475	16,313
Ford Motor Credit Co. 3.664% 2024	10,000	10,142
Ford Motor Credit Co. 3.81% 2024	20,000	20,440
Ford Motor Credit Co. 4.134% 2025	21,355	22,116
Ford Motor Credit Co. 3.815% 2027	31,000	31,062
Ford Motor Credit Co. 5.291% 2046	5,000	5,457
General Motors Financial Co. 2.35% 2019	18,000	17,953
General Motors Financial Co. 2.40% 2019	20,435	20,445
General Motors Financial Co. 3.50% 2019	4,685	4,757
General Motors Financial Co. 3.70% 2020	20,890	21,458
General Motors Financial Co. 3.20% 2021	20,000	20,210
General Motors Financial Co. 4.20% 2021	23,000	23,934
General Motors Financial Co. 3.45% 2022	42,140	42,737
General Motors Financial Co. 3.45% 2022	30,000	30,429
General Motors Financial Co. 3.70% 2023	28,200	28,792
General Motors Financial Co. 3.50% 2024	46,510	46,474
General Motors Financial Co. 4.30% 2025	18,175	18,965
General Motors Financial Co. 4.35% 2027	11,250	11,719
General Motors Financial Co. 6.60% 2036	11,785	14,390
Home Depot, Inc. 1.80% 2020	26,880	26,674
Home Depot, Inc. 4.40% 2021	15,000	15,936
Home Depot, Inc. 5.95% 2041	7,500	10,170
Home Depot, Inc. 4.25% 2046	16,500	18,457
Hyundai Capital America 2.00% 20194	11,960	11,820
Hyundai Capital America 2.55% 20204	8,300	8,236
Hyundai Capital America 2.45% 20214	33,000	32,311
Hyundai Capital America 3.10% 20224	26,390	26,272
Hyundai Capital America 3.25% 20224	13,055	13,052
Lowe’s Companies, Inc. 2.50% 2026	23,310	22,427
McDonald’s Corp. 2.625% 2022	23,710	23,779
McDonald’s Corp. 3.70% 2026	17,905	18,691
McDonald’s Corp. 4.875% 2045	12,000	13,945
NBC Universal Enterprise, Inc. 5.25% 20494	475	506
Newell Rubbermaid Inc. 3.15% 2021	43,135	43,646

American Balanced Fund — Page 11 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Newell Rubbermaid Inc. 3.85% 2023	$14,095	$14,600
Newell Rubbermaid Inc. 4.20% 2026	12,145	12,694
Nissan Motor Co., Ltd. 2.60% 20224	29,255	28,904
Nordstrom, Inc. 4.00% 2021	6,245	6,464
Starbucks Corp. 2.10% 2021	1,395	1,387
Starbucks Corp. 3.75% 2047	9,715	9,863
Thomson Reuters Corp. 4.30% 2023	4,500	4,755
Thomson Reuters Corp. 3.35% 2026	12,410	12,370
Thomson Reuters Corp. 5.65% 2043	2,000	2,415
Time Warner Cable Inc. 6.75% 2018	20,000	20,445
Time Warner Inc. 3.80% 2027	6,045	6,049
Toyota Motor Credit Corp. 2.15% 2020	18,500	18,446
Toyota Motor Credit Corp. 2.60% 2022	18,015	18,120
Toyota Motor Credit Corp. 2.25% 2023	14,085	13,777
		1,605,240
Utilities 1.28%
AEP Transmission Company LLC 3.75% 20474	9,870	10,168
Ameren Corp. 3.65% 2026	1,410	1,447
Ameren Corp. 3.70% 2047	34,435	35,294
American Electric Power Co., Inc. 2.15% 2020	9,800	9,760
American Electric Power Co., Inc. 2.95% 2022	13,694	13,902
American Electric Power Co., Inc. 2.75% 2026	5,690	5,489
Berkshire Hathaway Energy Co. 2.40% 2020	13,643	13,713
Centerpoint Energy, Inc. 2.50% 2022	4,510	4,446
CMS Energy Corp. 8.75% 2019	1,935	2,106
CMS Energy Corp. 5.05% 2022	9,215	10,026
Comision Federal de Electricidad 4.75% 20274	10,725	11,261
Commonwealth Edison Company 2.55% 2026	16,785	16,246
Commonwealth Edison Company 4.35% 2045	8,345	9,392
Consolidated Edison Company of New York, Inc. 3.875% 2047	9,600	10,057
Consumers Energy Co. 3.375% 2023	1,435	1,475
Consumers Energy Co. 3.125% 2024	10,520	10,639
Consumers Energy Co. 3.25% 2046	10,635	10,230
Dominion Resources, Inc. 1.875% 20184	25,000	24,926
Dominion Resources, Inc. 1.60% 2019	3,660	3,621
Dominion Resources, Inc. 2.962% 2019	11,040	11,128
Dominion Resources, Inc. 2.579% 2020	7,025	7,032
Dominion Resources, Inc. 2.00% 2021	13,335	13,041
Dominion Resources, Inc. 2.75% 2022	36,516	36,483
Duke Energy Carolinas, Inc. 3.70% 2047	13,975	14,421
Duke Energy Corp. 1.80% 2021	10,635	10,352
Duke Energy Corp. 3.75% 2024	24,295	25,403
Duke Energy Corp. 2.65% 2026	10,250	9,837
Duke Energy Corp. 3.15% 2027	11,120	11,059
Duke Energy Florida, LLC 3.20% 2027	23,075	23,381
Duke Energy Ohio, Inc. 3.70% 2046	7,475	7,612
Duke Energy Progress Inc. 4.15% 2044	26,190	28,611
Duke Energy Progress Inc. 3.70% 2046	29,270	29,945
E.ON International Finance BV 5.80% 20184	24,450	24,746
EDP Finance BV 3.625% 20244	63,525	64,028
Electricité de France SA 2.35% 20204	4,600	4,596
Electricité de France SA 6.95% 20394	10,325	14,118
Emera Inc. 6.75% 2076	11,600	13,108

American Balanced Fund — Page 12 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance LP 2.15% 2019	$9,165	$9,132
Emera US Finance LP 2.70% 2021	11,940	11,920
Emera US Finance LP 3.55% 2026	17,715	17,793
Enel Finance International SA 2.875% 20224	13,466	13,442
Enel Finance International SA 2.75% 20234	53,034	52,313
Enel Finance International SA 3.625% 20274	29,500	29,359
Enel Finance International SA 3.50% 20284	26,650	26,115
Enersis Américas SA 4.00% 2026	4,330	4,418
Entergy Corp. 2.95% 2026	24,040	23,427
Eversource Energy 2.50% 2021	10,200	10,142
Eversource Energy 2.70% 2026	4,085	3,948
Exelon Corp. 2.85% 2020	15,000	15,143
Exelon Corp. 3.497% 2022	36,950	37,689
Exelon Corp. 3.40% 2026	2,840	2,845
Exelon Corp. 4.45% 2046	12,640	13,780
FirstEnergy Corp. 3.90% 2027	45,200	46,391
FirstEnergy Corp. 7.375% 2031	17,250	23,312
FirstEnergy Corp. 4.85% 2047	54,385	60,885
FirstEnergy Corp., Series B, 4.25% 2023	33,180	34,689
Great Plains Energy Inc. 4.20% 2047	8,400	8,923
MidAmerican Energy Co. 2.40% 2019	5,500	5,522
MidAmerican Energy Co. 3.10% 2027	21,335	21,463
MidAmerican Energy Holdings Co. 5.75% 2018	15,300	15,445
MidAmerican Energy Holdings Co. 3.75% 2023	20,000	20,850
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	8,450	9,028
National Rural Utilities Cooperative Finance Corp. 2.00% 2020	14,460	14,414
National Rural Utilities Cooperative Finance Corp. 2.30% 2020	13,625	13,617
National Rural Utilities Cooperative Finance Corp. 2.70% 2023	5,400	5,399
National Rural Utilities Cooperative Finance Corp. 2.95% 2024	11,500	11,593
National Rural Utilities Cooperative Finance Corp. 3.05% 2027	22,000	21,858
Niagara Mohawk Power Corp. 3.508% 20244	6,375	6,603
NiSource Finance Corp. 2.65% 2022	14,850	14,753
Northeast Utilities 1.60% 2018	10,000	9,998
Northeast Utilities 3.15% 2025	8,845	8,890
Northern States Power Co. 4.125% 2044	18,000	19,663
NV Energy, Inc 6.25% 2020	10,168	11,173
Ohio Power Co., Series G, 6.60% 2033	165	217
Pacific Gas and Electric Co. 3.25% 2023	6,742	6,812
Pacific Gas and Electric Co. 3.85% 2023	21,430	22,362
Pacific Gas and Electric Co. 3.40% 2024	3,369	3,435
Pacific Gas and Electric Co. 3.75% 2024	20,000	20,747
Pacific Gas and Electric Co. 2.95% 2026	11,205	10,918
Pacific Gas and Electric Co. 3.30% 20274	31,475	31,237
Pacific Gas and Electric Co. 3.30% 2027	11,325	11,249
Pacific Gas and Electric Co. 4.75% 2044	4,930	5,473
Pacific Gas and Electric Co. 4.30% 2045	3,170	3,317
Pacific Gas and Electric Co. 3.95% 20474	30,250	30,115
PacifiCorp. 3.35% 2025	7,800	7,977
PacifiCorp., First Mortgage Bonds, 5.65% 2018	2,465	2,516
PacifiCorp., First Mortgage Bonds, 3.60% 2024	18,405	19,252
PG&E Corp. 2.40% 2019	9,380	9,387
Public Service Co. of Colorado 2.25% 2022	6,000	5,909
Public Service Electric and Gas Co., 1.90% 2021	6,810	6,709
Public Service Electric and Gas Co., 2.375% 2023	2,075	2,041

American Balanced Fund — Page 13 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co., 3.05% 2024	$13,425	$13,517
Public Service Enterprise Group Inc. 2.65% 2022	25,075	24,879
Public Service Enterprise Group Inc. 2.25% 2026	3,875	3,648
Puget Energy, Inc. 6.50% 2020	5,750	6,369
Puget Energy, Inc. 6.00% 2021	13,200	14,614
Puget Energy, Inc. 5.625% 2022	14,950	16,525
Puget Energy, Inc. 3.65% 2025	9,400	9,650
Sierra Pacific Power Co. 2.60% 2026	8,000	7,737
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series T, 3.375% 2023	14,000	14,447
South Carolina Electric & Gas Co. 4.10% 2046	13,624	13,888
Southern California Edison Co., 1.845% 20226	9,916	9,822
Tampa Electric Co. 4.35% 2044	11,410	12,451
Teco Finance, Inc. 5.15% 2020	5,627	5,925
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 20184,6	208	208
Virginia Electric and Power Co. 2.95% 2026	8,247	8,181
Virginia Electric and Power Co. 3.50% 2027	20,753	21,492
Xcel Energy Inc. 4.70% 2020	4,845	5,053
Xcel Energy Inc. 3.30% 2025	5,795	5,881
		1,602,994
Consumer staples 1.06%
Altria Group, Inc. 9.25% 2019	5,067	5,618
Altria Group, Inc. 2.625% 2020	14,760	14,859
Altria Group, Inc. 2.95% 2023	12,000	12,034
Altria Group, Inc. 4.00% 2024	7,400	7,855
Altria Group, Inc. 2.625% 2026	18,585	17,986
Altria Group, Inc. 9.95% 2038	13,500	23,159
Altria Group, Inc. 4.50% 2043	13,700	14,908
Altria Group, Inc. 5.375% 2044	6,825	8,314
Altria Group, Inc. 3.875% 2046	12,970	12,891
Anheuser-Busch InBev NV 2.20% 2018	18,700	18,722
Anheuser-Busch InBev NV 7.75% 2019	20,000	21,126
Anheuser-Busch InBev NV 3.30% 2023	22,345	22,888
Anheuser-Busch InBev NV 3.65% 2026	37,965	39,236
British American Tobacco International Finance PLC 3.95% 20254	16,500	17,212
British American Tobacco PLC 2.764% 20224	35,630	35,469
British American Tobacco PLC 3.222% 20244	99,000	99,120
British American Tobacco PLC 3.557% 20274	26,150	26,229
British American Tobacco PLC 4.39% 20374	25,500	26,745
British American Tobacco PLC 4.54% 20474	2,000	2,113
Constellation Brands, Inc. 2.00% 2019	19,000	18,883
Constellation Brands, Inc. 2.25% 2020	19,000	18,837
Constellation Brands, Inc. 2.65% 2022	43,645	43,224
Constellation Brands, Inc. 2.70% 2022	6,780	6,753
Constellation Brands, Inc. 3.50% 2027	7,995	8,171
Constellation Brands, Inc. 4.50% 2047	3,465	3,813
Costco Wholesale Corp. 2.15% 2021	17,500	17,429
Costco Wholesale Corp. 2.30% 2022	17,500	17,366
Costco Wholesale Corp. 2.75% 2024	57,500	57,485
Costco Wholesale Corp. 3.00% 2027	17,500	17,541
Imperial Tobacco Finance PLC 2.05% 20184	16,000	15,998
Imperial Tobacco Finance PLC 3.50% 20234	17,000	17,339
Kraft Foods Inc. 3.50% 2022	23,285	23,848
Kraft Heinz Co. 4.375% 2046	5,290	5,256

American Balanced Fund — Page 14 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Kroger Co. 3.50% 2026	$16,135	$16,131
Mead Johnson Nutrition Co. 3.00% 2020	6,525	6,625
Mead Johnson Nutrition Co. 4.125% 2025	3,355	3,561
Molson Coors Brewing Co. 1.45% 2019	7,465	7,374
Molson Coors Brewing Co. 1.90% 2019	10,015	9,973
Molson Coors Brewing Co. 2.25% 2020	8,590	8,551
Molson Coors Brewing Co. 2.10% 2021	11,385	11,167
Molson Coors Brewing Co. 3.00% 2026	9,670	9,480
Molson Coors Brewing Co. 4.20% 2046	10,475	10,709
PepsiCo, Inc. 1.35% 2019	13,215	13,060
PepsiCo, Inc. 3.00% 2027	22,500	22,442
Pernod Ricard SA 4.45% 20224	9,600	10,206
Philip Morris International Inc. 2.00% 2020	23,400	23,260
Philip Morris International Inc. 1.875% 2021	25,020	24,571
Philip Morris International Inc. 2.375% 2022	15,390	15,172
Philip Morris International Inc. 2.50% 2022	50,500	50,078
Philip Morris International Inc. 2.625% 2022	30,160	30,172
Philip Morris International Inc. 3.25% 2024	10,000	10,171
Philip Morris International Inc. 3.375% 2025	27,395	27,974
Philip Morris International Inc. 3.125% 2028	12,500	12,474
Philip Morris International Inc. 4.25% 2044	6,000	6,334
Procter & Gamble Co. 1.70% 2021	8,270	8,073
Reckitt Benckiser Group PLC 2.375% 20224	30,146	29,570
Reckitt Benckiser Group PLC 2.75% 20244	25,315	24,783
Reynolds American Inc. 2.30% 2018	5,900	5,908
Reynolds American Inc. 3.25% 2022	11,420	11,586
Reynolds American Inc. 4.00% 2022	6,695	7,001
Reynolds American Inc. 4.85% 2023	12,000	13,081
Reynolds American Inc. 4.45% 2025	34,365	36,690
Reynolds American Inc. 5.70% 2035	1,555	1,858
Reynolds American Inc. 5.85% 2045	32,595	40,822
The JM Smucker Co. 3.50% 2025	5,775	5,908
Walgreens Boots Alliance, Inc. 3.30% 2021	20,000	20,349
Walgreens Boots Alliance, Inc. 3.45% 2026	17,660	17,490
Wal-Mart Stores, Inc. 2.65% 2024	50,000	49,837
WM. Wrigley Jr. Co 3.375% 20204	22,500	23,050
		1,323,918
Information technology 0.66%
Alphabet Inc. 1.998% 2026	38,850	36,660
Apple Inc. 1.55% 2021	31,235	30,358
Apple Inc. 2.25% 2021	23,000	22,981
Apple Inc. 2.50% 2022	16,750	16,772
Apple Inc. 3.00% 2024	10,000	10,133
Apple Inc. 2.75% 2025	31,000	30,752
Apple Inc. 2.90% 2027	41,000	40,553
Broadcom Ltd. 2.375% 20204	15,000	14,905
Broadcom Ltd. 3.00% 20224	67,750	67,232
Broadcom Ltd. 2.65% 20234	31,000	29,915
Broadcom Ltd. 3.625% 20244	67,500	67,197
Broadcom Ltd. 3.875% 20274	110,205	108,621
Harris Corp. 3.832% 2025	6,615	6,864
Intel Corp. 3.70% 2025	22,000	23,265
Microsoft Corp. 1.55% 2021	51,435	50,102

American Balanced Fund — Page 15 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Microsoft Corp. 2.40% 2022	$50,065	$50,106
Microsoft Corp. 2.875% 2024	10,785	10,948
Microsoft Corp. 2.40% 2026	15,000	14,478
Microsoft Corp. 3.30% 2027	21,655	22,357
Microsoft Corp. 4.20% 2035	18,000	20,448
Microsoft Corp. 4.10% 2037	10,750	12,018
Microsoft Corp. 3.70% 2046	15,000	15,664
Oracle Corp. 2.375% 2019	15,500	15,566
Oracle Corp. 2.65% 2026	21,000	20,491
Visa Inc. 2.80% 2022	23,000	23,349
Visa Inc. 3.15% 2025	49,000	50,131
Visa Inc. 2.75% 2027	12,300	12,148
		824,014
Telecommunication services 0.58%
AT&T Inc. 3.00% 2022	30,000	30,080
AT&T Inc. 2.85% 2023	64,690	65,013
AT&T Inc. 3.40% 2024	30,080	30,271
AT&T Inc. 3.90% 2027	34,712	35,002
AT&T Inc. 4.10% 20284	21,736	21,845
AT&T Inc. 4.90% 2037	32,845	33,407
AT&T Inc. 5.15% 2050	59,560	60,091
British Telecommunications PLC 2.35% 2019	13,285	13,302
British Telecommunications PLC 9.125% 2030	16,988	25,428
Deutsche Telekom International Finance BV 1.50% 20194	21,022	20,723
Deutsche Telekom International Finance BV 1.95% 20214	10,000	9,732
Deutsche Telekom International Finance BV 2.82% 20224	45,985	46,081
Deutsche Telekom International Finance BV 3.60% 20274	37,214	37,454
Deutsche Telekom International Finance BV 9.25% 2032	6,194	9,747
France Télécom 4.125% 2021	20,000	21,153
France Télécom 9.00% 2031	1,690	2,540
Orange SA 1.625% 2019	20,000	19,758
Orange SA 2.75% 2019	14,870	14,955
Orange SA 5.50% 2044	14,000	17,235
SoftBank Group Corp. 3.36% 20234,6	14,063	14,186
Telefónica Emisiones, SAU 3.192% 2018	15,000	15,055
Verizon Communications Inc. 2.946% 2022	31,575	31,795
Verizon Communications Inc. 4.125% 2027	26,900	28,095
Verizon Communications Inc. 4.50% 2033	35,000	36,790
Verizon Communications Inc. 4.272% 2036	47,680	47,547
Verizon Communications Inc. 4.125% 2046	47,649	44,157
		731,442
Industrials 0.56%
3M Co. 2.25% 2023	12,939	12,839
3M Co. 2.25% 2026	10,000	9,507
American Airlines, Inc., Series 2013-2, Class A, 4.95% 20246	8,511	9,089
Canadian National Railway Co. 3.20% 2046	17,110	16,611
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 20196	160	160
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 20206	3,265	3,331
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 20226	855	932
ERAC USA Finance Co. 2.80% 20184	9,900	9,948
ERAC USA Finance Co. 2.70% 20234	25,500	24,843
FedEx Corp. 4.75% 2045	53,775	60,403

American Balanced Fund — Page 16 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Fortive Corp. 1.80% 2019	$8,000	$7,944
Fortive Corp. 2.35% 2021	6,505	6,453
General Electric Capital Corp. 2.342% 2020	18,286	18,208
General Electric Capital Corp., Series A, 6.00% 2019	2,577	2,731
General Electric Co. 2.70% 2022	11,000	10,989
General Electric Co. 4.125% 2042	11,000	11,541
Honeywell International Inc. 1.85% 2021	17,905	17,588
Lockheed Martin Corp. 3.10% 2023	4,710	4,790
Lockheed Martin Corp. 3.55% 2026	48,050	49,966
Northrop Grumman Corp., 2.55% 2022	13,220	13,139
Northrop Grumman Corp., 2.93% 2025	56,745	56,483
Northrop Grumman Corp., 3.25% 2028	36,715	36,835
Northrop Grumman Corp., 4.03% 2047	12,115	12,704
Rockwell Collins, Inc. 1.95% 2019	8,465	8,424
Rockwell Collins, Inc. 2.80% 2022	36,585	36,668
Rockwell Collins, Inc. 3.20% 2024	34,345	34,648
Roper Technologies, Inc. 2.80% 2021	9,660	9,685
Roper Technologies, Inc. 3.80% 2026	8,325	8,599
Siemens AG 1.70% 20214	25,500	24,816
Siemens AG 2.70% 20224	55,520	55,872
Southwest Airlines Co. 2.75% 2019	6,255	6,302
Union Pacific Corp. 5.70% 2018	11,150	11,398
United Technologies Corp. 2.30% 2022	29,000	28,561
United Technologies Corp. 3.10% 2022	30,000	30,572
United Technologies Corp. 3.125% 2027	33,000	33,051
Waste Management, Inc. 2.90% 2022	15,000	15,099
		700,729
Real estate 0.52%
Alexandria Real Estate Equities, Inc. 4.30% 2026	15,720	16,494
Alexandria Real Estate Equities, Inc. 3.95% 2028	3,970	4,061
American Campus Communities, Inc. 3.35% 2020	16,070	16,399
American Campus Communities, Inc. 3.75% 2023	11,715	12,027
American Campus Communities, Inc. 4.125% 2024	15,285	15,939
American Tower Corp. 3.40% 2019	13,550	13,706
American Tower Corp. 3.55% 2027	6,815	6,777
American Tower Corp. 3.60% 2028	15,000	14,938
AvalonBay Communities, Inc. 3.625% 2020	15,000	15,446
Brandywine Operating Partnership, LP 3.95% 2023	1,639	1,674
Corporate Office Properties LP 3.60% 2023	6,000	6,010
Corporate Office Properties LP 5.25% 2024	20,030	21,632
Corporate Office Properties LP 5.00% 2025	1,235	1,321
DDR Corp. 3.625% 2025	9,385	9,244
EPR Properties 4.50% 2025	4,460	4,570
EPR Properties 4.75% 2026	43,650	44,873
EPR Properties 4.50% 2027	22,450	22,614
ERP Operating LP 4.75% 2020	12,000	12,653
Essex Portfolio LP 3.875% 2024	27,215	28,238
Essex Portfolio LP 3.50% 2025	27,075	27,343
Essex Portfolio LP 3.375% 2026	2,395	2,380
Hospitality Properties Trust 4.25% 2021	30,925	32,001
Hospitality Properties Trust 5.00% 2022	4,350	4,646
Hospitality Properties Trust 4.50% 2023	30,950	32,393
Hospitality Properties Trust 4.95% 2027	11,000	11,618

American Balanced Fund — Page 17 of 32

Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Hospitality Properties Trust 3.95% 2028	$12,610	$12,254
Kimco Realty Corp. 3.125% 2023	11,705	11,694
Kimco Realty Corp. 2.70% 2024	9,275	8,991
Kimco Realty Corp. 3.80% 2027	10,360	10,480
Prologis, Inc. 4.25% 2023	20,000	21,434
Public Storage 2.37% 2022	24,385	24,072
Public Storage 3.094% 2027	19,625	19,517
Scentre Group 2.375% 20194	14,845	14,815
Scentre Group 3.25% 20254	1,780	1,751
Scentre Group 3.50% 20254	10,415	10,478
Scentre Group 3.75% 20274	13,620	13,840
Select Income REIT 3.60% 2020	8,000	8,053
Simon Property Group, LP 1.50% 20184	13,825	13,823
WEA Finance LLC 2.70% 20194	5,395	5,426
WEA Finance LLC 3.25% 20204	32,500	33,088
WEA Finance LLC 3.75% 20244	22,800	23,545
Westfield Corp. Ltd. 3.15% 20224	35,935	36,299
		648,557
Materials 0.25%
Anglo American Capital PLC 3.625% 20244	15,545	15,485
Anglo American Capital PLC 4.00% 20274	18,035	17,938
BHP Billiton Finance Ltd. 6.25% 20754	3,175	3,447
Chevron Phillips Chemical Company LLC 2.45% 20204	16,880	16,886
Eastman Chemical Co. 2.70% 2020	21,000	21,144
Eastman Chemical Co. 3.80% 2025	7,405	7,731
Ecolab Inc. 4.35% 2021	816	869
Ecolab Inc. 5.50% 2041	204	256
Ecolab Inc. 3.95% 20474	1,664	1,707
Georgia-Pacific Corp. 2.539% 20194	21,000	21,079
Holcim Ltd. 5.15% 20234	17,000	18,598
International Paper Co. 7.30% 2039	7,835	11,064
Monsanto Co. 4.40% 2044	13,090	13,991
Mosaic Co. 3.25% 2022	19,000	18,852
Mosaic Co. 4.05% 2027	17,940	18,017
Praxair, Inc. 2.25% 2020	12,034	12,014
Sherwin-Williams Co. 2.25% 2020	19,000	18,946
Sherwin-Williams Co. 2.75% 2022	17,460	17,408
Sherwin-Williams Co. 3.125% 2024	4,260	4,289
Sherwin-Williams Co. 3.45% 2027	10,930	11,123
Vale SA 6.25% 2026	27,219	31,601
Westlake Chemical Corp. 4.375% 2047	23,435	24,417
		306,862
Total corporate bonds & notes		14,666,235
U.S. Treasury bonds & notes 11.67% U.S. Treasury 10.02%
U.S. Treasury 0.625% 20188	437,930	436,818
U.S. Treasury 0.75% 2018	73,998	73,884
U.S. Treasury 1.25% 2018	255,000	253,855
U.S. Treasury 0.875% 2019	250,000	245,840
U.S. Treasury 1.25% 2019	25,000	24,817
U.S. Treasury 1.25% 2019	25,000	24,804

American Balanced Fund — Page 18 of 32

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.50% 2019	$44,000	$43,685
U.S. Treasury 1.75% 2019	300,000	299,328
U.S. Treasury 1.75% 2019	110,000	109,776
U.S. Treasury 1.25% 2020	527,000	520,154
U.S. Treasury 1.375% 2020	276,875	272,420
U.S. Treasury 1.375% 2020	118,000	116,645
U.S. Treasury 1.50% 2020	200,000	197,896
U.S. Treasury 1.50% 2020	101,000	100,022
U.S. Treasury 1.50% 2020	61,448	60,840
U.S. Treasury 1.625% 2020	25,000	24,853
U.S. Treasury 1.75% 2020	33,410	33,224
U.S. Treasury 1.875% 2020	264,270	263,548
U.S. Treasury 1.125% 2021	224,250	216,666
U.S. Treasury 1.125% 2021	4,000	3,861
U.S. Treasury 1.25% 2021	100,900	98,433
U.S. Treasury 1.375% 2021	246,960	242,273
U.S. Treasury 1.375% 2021	101,350	99,176
U.S. Treasury 1.75% 2021	119,250	117,606
U.S. Treasury 2.00% 2021	75,000	74,638
U.S. Treasury 2.25% 2021	97,270	97,865
U.S. Treasury 1.75% 2022	250,000	245,517
U.S. Treasury 1.875% 2022	450,000	443,952
U.S. Treasury 1.875% 2022	150,000	148,306
U.S. Treasury 1.875% 2022	75,195	74,111
U.S. Treasury 2.00% 2022	339,606	336,567
U.S. Treasury 2.00% 2022	35,000	34,840
U.S. Treasury 1.375% 2023	100,000	95,344
U.S. Treasury 1.375% 2023	36,935	35,290
U.S. Treasury 2.125% 2023	100,000	99,199
U.S. Treasury 2.00% 2024	453,711	445,295
U.S. Treasury 2.00% 2024	382,874	375,576
U.S. Treasury 2.00% 2024	59,750	58,679
U.S. Treasury 2.125% 2024	562,901	555,865
U.S. Treasury 2.125% 2024	156,391	154,344
U.S. Treasury 2.125% 2024	100,000	98,828
U.S. Treasury 2.125% 2024	88,500	87,604
U.S. Treasury 2.25% 2024	670,750	667,396
U.S. Treasury 2.25% 2024	283,044	281,606
U.S. Treasury 2.25% 2024	125,000	124,429
U.S. Treasury 2.25% 2024	50,000	49,894
U.S. Treasury 2.00% 2025	30,000	29,330
U.S. Treasury 2.125% 2025	25,000	24,626
U.S. Treasury 2.25% 2025	43,000	42,675
U.S. Treasury 1.625% 2026	87,112	82,152
U.S. Treasury 1.625% 2026	8,500	8,033
U.S. Treasury 2.00% 2026	183,040	177,278
U.S. Treasury 2.25% 2027	1,187,160	1,171,027
U.S. Treasury 2.25% 2027	137,098	135,264
U.S. Treasury 2.25% 2027	134,250	132,611
U.S. Treasury 2.375% 2027	290,642	290,035
U.S. Treasury 5.375% 2031	20,000	26,581
U.S. Treasury 2.75% 2042	32,950	33,194
U.S. Treasury 2.875% 2043	36,410	37,454
U.S. Treasury 3.125% 2043	48,025	51,616

American Balanced Fund — Page 19 of 32

Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 3.125% 2044	$39,797	$42,779
U.S. Treasury 3.625% 2044	25,000	29,227
U.S. Treasury 2.50% 2045	115,000	109,672
U.S. Treasury 2.875% 2045	70,000	71,810
U.S. Treasury 3.00% 2045	88,000	92,448
U.S. Treasury 3.00% 2045	25,000	26,264
U.S. Treasury 2.50% 2046	52,120	49,599
U.S. Treasury 2.875% 2046	485,130	497,787
U.S. Treasury 2.75% 2047	685,949	686,916
U.S. Treasury 3.00% 2047	204,302	214,835
		12,528,782
U.S. Treasury inflation-protected securities 1.65%
U.S. Treasury Inflation-Protected Security 2.125% 20199	57,445	58,649
U.S. Treasury Inflation-Protected Security 0.125% 20219	104,076	103,656
U.S. Treasury Inflation-Protected Security 0.125% 20249	100,767	99,572
U.S. Treasury Inflation-Protected Security 0.625% 20249	347,330	353,353
U.S. Treasury Inflation-Protected Security 0.375% 20259	270,962	271,395
U.S. Treasury Inflation-Protected Security 2.375% 20259	65,430	74,559
U.S. Treasury Inflation-Protected Security 0.125% 20269	164,650	160,902
U.S. Treasury Inflation-Protected Security 0.375% 20279	377,570	374,885
U.S. Treasury Inflation-Protected Security 0.375% 20279	38,318	38,120
U.S. Treasury Inflation-Protected Security 1.75% 20289	31,673	35,588
U.S. Treasury Inflation-Protected Security 0.75% 20429	52,960	53,494
U.S. Treasury Inflation-Protected Security 1.375% 20449	125,367	144,805
U.S. Treasury Inflation-Protected Security 1.00% 20469	128,777	137,550
U.S. Treasury Inflation-Protected Security 0.875% 20479	149,956	155,831
		2,062,359
Total U.S. Treasury bonds & notes		14,591,141
Mortgage-backed obligations 7.44%
Bank of Nova Scotia 2.125% 20196	16,225	16,210
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6A1, 3.704% 20336,7	1,401	1,426
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 20486	3,370	3,407
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 20506	15,265	16,110
Commonwealth Bank of Australia 1.875% 20184,6	5,700	5,688
Commonwealth Bank of Australia 2.00% 20194,6	23,500	23,446
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.552% 20234,6,7	139	140
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.502% 20246,7	166	167
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.152% 20244,6,7	461	465
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 20326	501	551
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 20326	327	366
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 20336	493	530
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 20336	723	786
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 20346	2,170	2,216
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 20486	5,600	5,811
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.002% 20464,6	9,500	10,026
DNB ASA 1.45% 20194,6	925	924
Fannie Mae 11.00% 20186	—	—
Fannie Mae 4.50% 20256	2,431	2,544
Fannie Mae 4.50% 20256	2,129	2,249
Fannie Mae 3.00% 20326	52,278	53,305

American Balanced Fund — Page 20 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.00% 20336,10	$50,000	$50,944
Fannie Mae 3.50% 20336,10	100,000	103,152
Fannie Mae 5.50% 20336	2,200	2,441
Fannie Mae 5.50% 20336	2,011	2,234
Fannie Mae 5.50% 20336	233	259
Fannie Mae 4.50% 20346	7,519	8,037
Fannie Mae 5.00% 20356	824	891
Fannie Mae 5.50% 20356	903	1,003
Fannie Mae 5.50% 20356	560	622
Fannie Mae 6.50% 20356	2,102	2,393
Fannie Mae 3.00% 20366	96,323	97,905
Fannie Mae 3.00% 20366	27,184	27,631
Fannie Mae 3.00% 20366	5,472	5,562
Fannie Mae 5.50% 20366	177	196
Fannie Mae 5.50% 20366	142	156
Fannie Mae 6.00% 20366	609	691
Fannie Mae 3.00% 20376	131,228	133,383
Fannie Mae 3.00% 20376	96,286	97,869
Fannie Mae 3.00% 20376	78,038	79,212
Fannie Mae 3.00% 20376	47,654	48,437
Fannie Mae 3.00% 20376	24,777	25,184
Fannie Mae 3.00% 20376	15,036	15,283
Fannie Mae 6.00% 20376	6,371	7,156
Fannie Mae 6.50% 20376	1,368	1,537
Fannie Mae 6.50% 20376	1,080	1,194
Fannie Mae 6.50% 20376	388	434
Fannie Mae 7.00% 20376	300	335
Fannie Mae 7.00% 20376	261	283
Fannie Mae 7.00% 20376	61	66
Fannie Mae 5.50% 20386	365	403
Fannie Mae 6.50% 20386	1,882	2,107
Fannie Mae 5.50% 20396	57	63
Fannie Mae 6.00% 20396	9,222	10,403
Fannie Mae 4.00% 20406	2,963	3,143
Fannie Mae 4.50% 20406	11,967	12,835
Fannie Mae 4.50% 20406	9,905	10,625
Fannie Mae 4.50% 20406	7,527	8,072
Fannie Mae 5.00% 20406	8,693	9,386
Fannie Mae 5.00% 20406	2,544	2,749
Fannie Mae 5.00% 20406	1,145	1,236
Fannie Mae 5.00% 20406	828	891
Fannie Mae 4.00% 20416	10,100	10,690
Fannie Mae 4.00% 20416	7,747	8,203
Fannie Mae 4.00% 20416	6,808	7,160
Fannie Mae 4.00% 20416	4,606	4,883
Fannie Mae 4.00% 20416	2,762	2,928
Fannie Mae 4.00% 20416	2,408	2,553
Fannie Mae 4.00% 20416	1,360	1,447
Fannie Mae 4.50% 20416	6,472	6,943
Fannie Mae 5.00% 20416	1,543	1,665
Fannie Mae 5.00% 20416	1,325	1,431
Fannie Mae 5.00% 20416	1,292	1,396
Fannie Mae 5.00% 20416	1,162	1,254
Fannie Mae 5.00% 20416	1,059	1,144
Fannie Mae 5.00% 20416	1,047	1,128

American Balanced Fund — Page 21 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 5.00% 20416	$808	$870
Fannie Mae 5.00% 20416	653	705
Fannie Mae 5.00% 20416	487	525
Fannie Mae 5.00% 20416	405	437
Fannie Mae 5.00% 20416	340	367
Fannie Mae 5.00% 20416	190	205
Fannie Mae 5.00% 20416	135	146
Fannie Mae 5.00% 20416	131	141
Fannie Mae 5.00% 20416	128	139
Fannie Mae 5.00% 20416	64	69
Fannie Mae 5.00% 20416	38	41
Fannie Mae 5.00% 20416	24	26
Fannie Mae 5.00% 20416	18	19
Fannie Mae 3.00% 20426	4,155	4,179
Fannie Mae 3.50% 20426	18,212	18,822
Fannie Mae 4.00% 20426	22,608	23,970
Fannie Mae 4.00% 20426	12,537	13,271
Fannie Mae 4.00% 20426	8,107	8,603
Fannie Mae 4.00% 20426	7,555	8,010
Fannie Mae 4.00% 20426	5,954	6,303
Fannie Mae 4.00% 20426	2,337	2,460
Fannie Mae 4.00% 20426	1,725	1,822
Fannie Mae 5.00% 20426	250	268
Fannie Mae 3.50% 20436	23,820	24,604
Fannie Mae 3.50% 20436	15,127	15,619
Fannie Mae 3.50% 20436	12,038	12,397
Fannie Mae 3.50% 20436	4,728	4,872
Fannie Mae 3.50% 20436	2,209	2,278
Fannie Mae 3.50% 20436	1,467	1,516
Fannie Mae 4.00% 20436	11,943	12,645
Fannie Mae 4.00% 20436	7,184	7,596
Fannie Mae 4.00% 20436	2,785	2,924
Fannie Mae 4.00% 20436	486	517
Fannie Mae 4.00% 20436	374	398
Fannie Mae 4.00% 20436	307	325
Fannie Mae 4.50% 20436	12,033	12,825
Fannie Mae 3.50% 20456	18,977	19,619
Fannie Mae 4.00% 20456	65,682	69,507
Fannie Mae 4.00% 20456	64,262	68,000
Fannie Mae 4.00% 20456	35,508	37,568
Fannie Mae 4.00% 20456	31,924	33,771
Fannie Mae 4.00% 20456	21,492	22,736
Fannie Mae 4.00% 20456	15,662	16,568
Fannie Mae 3.00% 20466	189,680	189,873
Fannie Mae 3.50% 20466	33,239	34,276
Fannie Mae 3.50% 20466	26,449	27,342
Fannie Mae 3.50% 20466	23,789	24,527
Fannie Mae 3.50% 20466	18,916	19,504
Fannie Mae 3.50% 20466	13,973	14,408
Fannie Mae 4.00% 20466	104,099	109,011
Fannie Mae 4.00% 20466	4,435	4,684
Fannie Mae 4.00% 20466	2,795	2,946
Fannie Mae 3.50% 20476	107,416	110,449
Fannie Mae 3.50% 20476	69,830	71,802
Fannie Mae 3.50% 20476	21,318	21,920

American Balanced Fund — Page 22 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 3.50% 20476	$20,333	$20,907
Fannie Mae 3.50% 20476	3,740	3,857
Fannie Mae 3.50% 20476	2,246	2,316
Fannie Mae 4.00% 20476	78,899	82,671
Fannie Mae 4.00% 20476	66,932	70,193
Fannie Mae 4.00% 20476	55,441	58,085
Fannie Mae 4.00% 20476	39,101	41,294
Fannie Mae 4.00% 20476	27,393	28,701
Fannie Mae 4.00% 20476	19,794	20,741
Fannie Mae 4.50% 20476	17,843	19,015
Fannie Mae 6.50% 20476	120	132
Fannie Mae 6.50% 20476	118	130
Fannie Mae 6.50% 20476	60	66
Fannie Mae 7.00% 20476	127	141
Fannie Mae 7.00% 20476	98	109
Fannie Mae 7.00% 20476	87	97
Fannie Mae 7.00% 20476	79	87
Fannie Mae 7.00% 20476	9	10
Fannie Mae 3.00% 20486,10	10,000	10,003
Fannie Mae 3.00% 20486,10	10,000	9,989
Fannie Mae 3.50% 20486	9,600	9,871
Fannie Mae 4.00% 20486,10	225,000	235,435
Fannie Mae 4.00% 20486,10	224,150	234,230
Fannie Mae 4.00% 20486	76,000	79,727
Fannie Mae 4.50% 20486,10	145,000	154,288
Fannie Mae 4.50% 20486,10	62,000	65,894
Fannie Mae, Series 2012-M9, Class A2, Multi Family 2.482% 20226	19,948	19,977
Fannie Mae, Series 2012-M5, Class A2, Multi Family 2.715% 20226	14,000	14,185
Fannie Mae, Series 2014-M1, Class A2, Multi Family 3.217% 20236,7	16,000	16,506
Fannie Mae, Series 2013-M14, Class A2, Multi Family 3.329% 20236,7	19,245	19,952
Fannie Mae, Series 2014-M2, Class A2, Multi Family 3.513% 20236,7	16,585	17,381
Fannie Mae, Series 2014-M9, Class A2, Multi Family 3.103% 20246,7	16,865	17,356
Fannie Mae, Series 2014-M3, Class A2, Multi Family 3.466% 20246,7	18,000	18,876
Fannie Mae, Series 2001-4, Class NA, 9.503% 20256,7	2	2
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 20266,7	38,665	37,625
Fannie Mae, Series 2017-M7, Class A2, Multi Family 2.961% 20276,7	22,406	22,567
Fannie Mae, Series 2001-20, Class D, 11.014% 20316,7	—	—
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 20366	962	845
Fannie Mae, Series 2001-T10, Class A1, 7.00% 20416	201	234
Fannie Mae, Series 2001-50, Class BA, 7.00% 20416	127	144
Fannie Mae, Series 2002-W3, Class A5, 7.50% 20416	258	301
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 20426,7	278	310
Freddie Mac 5.00% 20236	1,738	1,830
Freddie Mac 5.00% 20236	1,225	1,287
Freddie Mac 5.00% 20236	741	777
Freddie Mac 5.00% 20236	380	399
Freddie Mac 5.00% 20236	317	329
Freddie Mac 5.00% 20236	261	274
Freddie Mac 5.00% 20246	2,210	2,322
Freddie Mac 6.50% 20276	411	455
Freddie Mac 6.50% 20276	230	255
Freddie Mac 6.50% 20276	44	48
Freddie Mac 6.50% 20286	314	353
Freddie Mac 3.00% 20336,10	20,000	20,358
Freddie Mac 3.50% 20346	47,039	49,024

American Balanced Fund — Page 23 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 3.00% 20366	$194	$198
Freddie Mac 3.00% 20376	52,638	53,166
Freddie Mac 3.00% 20376	51,377	52,210
Freddie Mac 3.50% 20376	79,749	82,769
Freddie Mac 5.50% 20376	315	346
Freddie Mac 5.50% 20376	39	43
Freddie Mac 5.50% 20386	155	171
Freddie Mac 5.50% 20386	62	69
Freddie Mac 6.00% 20386	1,070	1,200
Freddie Mac 6.00% 20386	124	139
Freddie Mac 5.50% 20396	253	279
Freddie Mac 4.50% 20406	8,850	9,450
Freddie Mac 4.50% 20406	670	715
Freddie Mac 4.50% 20416	1,745	1,863
Freddie Mac 4.50% 20416	1,408	1,504
Freddie Mac 4.50% 20416	526	562
Freddie Mac 4.50% 20416	507	541
Freddie Mac 4.50% 20416	112	119
Freddie Mac 4.50% 20416	51	54
Freddie Mac 5.00% 20416	461	499
Freddie Mac 3.50% 20426	1,494	1,543
Freddie Mac 4.00% 20426	12,398	13,101
Freddie Mac 3.50% 20436	1,266	1,308
Freddie Mac 4.00% 20436	1,785	1,889
Freddie Mac 4.00% 20436	793	839
Freddie Mac 4.00% 20436	739	783
Freddie Mac 4.00% 20436	376	401
Freddie Mac 3.50% 20446	28,686	29,625
Freddie Mac 4.00% 20446	5,783	6,127
Freddie Mac 4.00% 20456	73,639	77,871
Freddie Mac 4.00% 20456	34,443	36,560
Freddie Mac 4.00% 20456	19,606	20,811
Freddie Mac 4.00% 20456	12,033	12,725
Freddie Mac 3.50% 20466	78,449	80,849
Freddie Mac 3.50% 20466	5,589	5,761
Freddie Mac 4.00% 20466	29,004	30,573
Freddie Mac 4.00% 20466	8,863	9,360
Freddie Mac 4.00% 20466	1,993	2,105
Freddie Mac 4.50% 20466	3,103	3,300
Freddie Mac 4.50% 20466	1,930	2,053
Freddie Mac 3.50% 20476	444,156	457,156
Freddie Mac 3.50% 20476	350,057	360,303
Freddie Mac 3.50% 20476	121,108	124,652
Freddie Mac 3.50% 20476	49,181	50,621
Freddie Mac 3.50% 20476	25,000	25,732
Freddie Mac 3.50% 20476	24,893	25,622
Freddie Mac 4.00% 20476	222,141	232,786
Freddie Mac 4.00% 20476	204,376	214,043
Freddie Mac 4.00% 20476	193,793	202,841
Freddie Mac 4.00% 20476	130,921	137,033
Freddie Mac 4.00% 20476	118,581	125,010
Freddie Mac 4.00% 20476	49,426	51,749
Freddie Mac 4.00% 20476	15,555	16,406
Freddie Mac 4.00% 20476	7,678	8,046
Freddie Mac 4.00% 20476	5,260	5,505

American Balanced Fund — Page 24 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 20476	$4,799	$5,022
Freddie Mac 4.50% 20476	107,032	114,162
Freddie Mac 4.50% 20476	93,590	99,559
Freddie Mac 4.50% 20476	76,468	81,347
Freddie Mac 3.00% 20486,10	4,600	4,603
Freddie Mac 4.00% 20486,10	325,000	340,008
Freddie Mac 4.00% 20486,10	200,400	209,372
Freddie Mac 4.50% 20486,10	62,500	66,466
Freddie Mac Pool #1B7749 3.648% 20406,7	63	66
Freddie Mac Pool #760014 2.969% 20456,7	6,376	6,401
Freddie Mac, Series KS01, Class A1, Multi Family 1.693% 20226	1,747	1,730
Freddie Mac, Series K019, Class A2, Multi Family 2.272% 20226	16,000	15,931
Freddie Mac, Series K021, Class A2, Multi Family 2.396% 20226	16,555	16,558
Freddie Mac, Series K025, Class A2, Multi Family 2.682% 20226	15,904	16,108
Freddie Mac, Series K723, Class A2, Multi Family 2.454% 20236	17,125	17,073
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 20236	1,075	1,078
Freddie Mac, Series K034, Class A1, Multi Family 2.669% 20236	6,114	6,172
Freddie Mac, Series 2013-DN2, Class M1, (1-month USD-LIBOR + 1.45%) 3.002% 20236,7	445	446
Freddie Mac, Series K036, Class A2, Multi Family 3.527% 20236,7	16,500	17,371
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 4.952% 20236,7	1,829	1,844
Freddie Mac, Series K725, Class A2, Multi Family 3.002% 20246	44,445	45,481
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 20246	18,400	18,884
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.202% 20246,7	6,875	6,982
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 3.752% 20246,7	20,339	20,991
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.052% 20246,7	3,485	3,517
Freddie Mac, Series K056, Class A1, Multi Family 2.20% 20256	22,590	22,175
Freddie Mac, Series K044, Class A2, Multi Family 2.811% 20256	13,505	13,639
Freddie Mac, Series K047, Class A2, Multi Family 3.329% 20256	20,000	20,836
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.502% 20256,7	10,858	11,112
Freddie Mac, Series K057, Class A2, Multi Family 2.57% 20266	70,325	69,274
Freddie Mac, Series K062, Class A2, Multi Family 3.413% 20266	80,345	84,032
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 20276	28,540	29,165
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 20276	49,815	51,224
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 20276	20,520	21,073
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 20276	21,050	21,724
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 20276	55,295	57,281
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 20276	17,500	18,326
Freddie Mac, Series T-041, Class 3A, 5.649% 20326,7	1,346	1,436
Freddie Mac, Series 3156, Class PO, principal only, 0% 20366	2,408	2,086
Freddie Mac, Series 3146, Class PO, principal only, 0% 20366	1,675	1,436
Freddie Mac, Series 3318, Class JT, 5.50% 20376	2,658	2,838
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 20496	28,420	28,937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.00% 20566	122,279	121,534
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.00% 20566	75,748	75,468
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 20566	69,958	70,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 20566	112,849	112,851
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 20566	20,344	20,366
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 20576	30,115	30,050
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 20576	22,880	23,410
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 20576	31,825	33,882
Government National Mortgage Assn. 10.00% 20216	43	46
Government National Mortgage Assn. 6.00% 20386	6,303	7,125
Government National Mortgage Assn. 6.50% 20386	3,198	3,648
Government National Mortgage Assn. 4.00% 20396	1,498	1,564
Government National Mortgage Assn. 4.00% 20396	1,272	1,328

American Balanced Fund — Page 25 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. 4.00% 20396	$773	$807
Government National Mortgage Assn. 4.00% 20406	11,316	12,015
Government National Mortgage Assn. 4.00% 20406	7,792	8,187
Government National Mortgage Assn. 4.00% 20406	2,218	2,321
Government National Mortgage Assn. 4.00% 20406	2,053	2,162
Government National Mortgage Assn. 4.00% 20406	1,961	2,048
Government National Mortgage Assn. 4.00% 20406	1,118	1,172
Government National Mortgage Assn. 4.00% 20406	1,071	1,120
Government National Mortgage Assn. 4.00% 20416	15,990	16,767
Government National Mortgage Assn. 4.00% 20416	2,377	2,494
Government National Mortgage Assn. 4.00% 20416	1,194	1,252
Government National Mortgage Assn. 4.00% 20416	256	269
Government National Mortgage Assn. 4.00% 20446	152	160
Government National Mortgage Assn. 4.50% 20456	13,119	13,866
Government National Mortgage Assn. 4.50% 20456	303	320
Government National Mortgage Assn. 4.00% 20476	200,766	209,693
Government National Mortgage Assn. 4.00% 20476	171,461	179,739
Government National Mortgage Assn. 4.00% 20476	122,000	127,960
Government National Mortgage Assn. 4.00% 20476	14,919	15,633
Government National Mortgage Assn. 4.00% 20476	10,143	10,594
Government National Mortgage Assn. 4.50% 20476	48,642	51,342
Government National Mortgage Assn. 4.50% 20476	41,333	43,700
Government National Mortgage Assn. 4.50% 20476	15,410	16,247
Government National Mortgage Assn. 4.00% 20486,10	25,000	26,077
Government National Mortgage Assn. 4.00% 20486,10	23,750	24,765
Government National Mortgage Assn. 4.50% 20486,10	36,100	37,871
Government National Mortgage Assn. 5.081% 20616	737	757
GS Mortgage Securities Corp. II, Series 2015-GS1, Class AAB, 3.553% 20486	5,000	5,179
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM, 5.372% 20476	7,701	7,717
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 20264,6	5,592	5,828
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 20406,7	6,346	6,343
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 20476	4,000	4,163
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 20486	3,380	3,432
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 20294,6	14,570	14,915
Mortgage Repurchase Agreement Financing Trust, Series 2017-1, Class A1, (1-month USD-LIBOR + 0.85%) 2.282% 20194,6,7	41,740	41,745
National Australia Bank 1.25% 20184,6	14,120	14,112
National Australia Bank 2.00% 20194,6	4,925	4,913
Nationstar HECM Loan Trust, Series 2016-3A, Class A, 2.013% 20261,4,6	2,313	2,314
Nationstar HECM Loan Trust, Series 2016-2A, Class A, 2.2394% 20261,4,6,7	2,330	2,325
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 20271,4,6	2,651	2,647
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 20274,6	3,155	3,165
Royal Bank of Canada 2.00% 20196	3,550	3,552
Royal Bank of Canada 2.20% 20196	37,700	37,691
Royal Bank of Canada 1.875% 20206	18,000	17,857
Royal Bank of Canada 2.10% 20206	5,000	4,966
Station Place Securitization Trust, Series 2017-1, Class A, (1-month USD-LIBOR + 0.90%) 2.452% 20494,6,7	5,188	5,191
Swedbank AB 1.375% 20184,6	925	924
Towd Point Mortgage Trust, Series 2016-4, Class A1, 2.25% 20564,6,7	6,326	6,289
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 20564,6,7	77,466	77,552
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 20574,6,7	18,504	18,472
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AM, 6.011% 20516,7	8,873	8,860
Wells Fargo Mortgage-backed Securities Trust, Series 2005-AR10, Class IIA6, 3.473% 20356,7	4,539	4,671
Westpac Banking Corp. 1.375% 20184,6	3,325	3,319
Westpac Banking Corp. 1.85% 20184,6	8,300	8,285

American Balanced Fund — Page 26 of 32

Bonds, notes & other debt instruments Mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Westpac Banking Corp. 2.00% 20194,6	$28,300	$28,221
Westpac Banking Corp. 2.25% 20204,6	12,500	12,457
Westpac Banking Corp. 2.00% 20214,6	10,825	10,751
		9,309,489
Asset-backed obligations 1.16%
Aesop Funding LLC, Series 2013-2A, Class A, 2.97% 20204,6	16,535	16,648
Aesop Funding LLC, Series 2015-1, Class A, 2.50% 20214,6	15,000	14,990
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 20214,6	14,000	14,004
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 20214,6	1,150	1,148
AmeriCredit Automobile Receivables Trust, Series 2015-1, Class A3, 1.26% 20196	189	189
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A2A, 1.34% 20206	2,379	2,375
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class B, 1.80% 20216	1,020	1,014
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 20226	4,875	4,911
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.373% 20254,6,7	20,175	20,205
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 20214,6	2,478	2,479
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.369% 20254,6,7	44,315	44,479
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.293% 20264,6,7	36,645	36,750
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 20226	19,600	19,492
Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.00% 20236	40,000	39,766
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 20196	2,424	2,421
Chase Issuance Trust, Series 2016-A6, Class A6, 1.10% 20206	98,630	98,591
Chrysler Capital Auto Receivables Trust, Series 2015-BA, Class A3, 1.91% 20204,6	2,034	2,037
Chrysler Capital Auto Receivables Trust, Series 2015-AA, Class B, 2.07% 20214,6	2,500	2,502
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.313% 20264,6,7	28,500	28,528
Citi Held For Issuance, Series 2016-PM1, Class A, 4.65% 20254,6	275	276
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, (1-month USD-LIBOR + 1.15%) 2.702% 20206,7	8,000	8,006
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 20216	16,725	16,746
CLI Funding V LLC, Series 2013-2A, Class Note, 3.22% 20284,6	501	499
CPS Auto Receivables Trust, Series 2015-A, Class A, 1.53% 20194,6	126	126
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 20194,6	420	421
CPS Auto Receivables Trust, Series 2017-B, Class A, 1.75% 20204,6	15,514	15,492
CPS Auto Receivables Trust, Series 2015-A, Class B, 2.79% 20214,6	1,250	1,255
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 20214,6	10,350	10,504
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 20214,6	960	975
CWABS, Inc., Series 2004-BC1, Class M1, (1-month USD-LIBOR + 0.50%) 2.302% 20346,7	1,913	1,913
Discover Card Execution Note Trust, Series 2014-A4, Class A4, 2.12% 20216	7,595	7,600
Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.20% 20204,6	3,800	3,807
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 20214,6	8,139	8,166
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 20214,6	3,502	3,516
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 20214,6	4,822	4,843
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 20214,6	15,097	15,195
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 20214,6	29,000	29,220
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 20224,6	4,665	4,698
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 20214,6	2,730	2,742
Enterprise Fleet Financing LLC, Series 2015-1, Class A2, 1.30% 20204,6	560	560
Enterprise Fleet Financing LLC, Series 2016-2, Class A2, 1.74% 20224,6	5,580	5,569
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 20224,6	6,908	6,910
Enterprise Fleet Financing LLC, Series 2017-1, Class A3, 2.60% 20224,6	7,345	7,385
First Investors Auto Owner Trust, Series 2014-2A, Class C, 2.70% 20204,6	3,600	3,603
First Investors Auto Owner Trust, Series 2014-1A, Class C, 2.74% 20204,6	2,250	2,254
Ford Credit Auto Owner Trust, Series 2015-1, Class A, 2.12% 20264,6	8,500	8,485
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 20264,6	8,880	8,896

American Balanced Fund — Page 27 of 32

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 20274,6	$25,000	$24,655
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 20274,6	35,370	35,274
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 20274,6	33,450	33,590
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 20284,6	90,610	90,740
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 20294,6	52,730	52,298
Ford Credit Floorplan Master Owner Trust, Series 2015-1, Class A1, 1.42% 20206	18,860	18,857
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 20216	22,500	22,304
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 20226	14,390	14,337
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 20374,6	32,474	33,044
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A2, 1.83% 20194,6	31,840	31,799
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-3A, Class A, 2.67% 20214,6	5,505	5,453
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2015-1, Class A, 2.73% 20214,6	9,113	9,143
Madison Park Funding Ltd., Series 2014-13A, Class AR, CLO, (3-month USD-LIBOR + 1.11%) 2.467% 20254,6,7	41,600	41,644
Palmer Square Ltd., Series 2013-1, Class A1R, (3-month USD-LIBOR + 0.97%) 2.386% 20254,6,7	10,765	10,779
Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.33% 20196	1,555	1,556
Santander Drive Auto Receivables Trust, Series 2017-1, Class A2, 1.49% 20206	1,437	1,436
Santander Drive Auto Receivables Trust, Series 2017-1, Class A3, 1.77% 20206	2,815	2,811
Santander Drive Auto Receivables Trust, Series 2015-5, Class B, 1.96% 20206	2,002	2,003
Santander Drive Auto Receivables Trust, Series 2014-1, Class C, 2.36% 20206	1,124	1,125
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 20216	15,310	15,344
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 20216	5,555	5,575
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 20216	17,985	18,070
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 20216	125	126
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 20216	10,500	10,574
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 20226	3,000	3,031
SMB Private Education Loan Trust, Series 2015-A, Class A2A, 2.49% 20274,6	2,092	2,088
Social Professional Loan Program LLC, Series 2015-C, Class A1, (1-month USD-LIBOR + 1.05%) 2.602% 20354,6,7	3,586	3,629
Social Professional Loan Program LLC, Series 2015-D, Class A2, 2.72% 20364,6	14,832	14,833
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD LIBOR + 0.99%) 2.349% 20254,6,7	26,922	26,936
South Carolina Student Loan Corp., Series 2014-1, Class A1, (1-month USD-LIBOR + 0.75%) 2.111% 20306,7	4,550	4,525
South Carolina Student Loan Corp., Series 2014-1, Class A2, (1-month USD-LIBOR + 1.00%) 2.361% 20336,7	12,240	12,114
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.389% 20254,6,7	76,825	76,879
TAL Advantage V LLC, Series 2013-1A, Class A, 2.83% 20384,6	2,317	2,282
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 20384,6	5,316	5,307
TAL Advantage V LLC, Series 2014-3A, Class A, 3.27% 20394,6	602	594
TAL Advantage V LLC, Series 2014-2A, Class A2, 3.33% 20394,6	13,881	13,768
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 20394,6	6,568	6,566
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 20424,6	13,620	14,048
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 20424,6	36,931	36,729
Triton Container Finance LLC, Series 2017-2A, Class A, 3.62% 20424,6	19,845	19,877
Utility Debt Securitization Auth., Series 2013-T, 2.042% 20216	2,700	2,692
Utility Debt Securitization Auth., Series 2013-T, 3.435% 20256	2,625	2,703
Verizon Owner Trust, Series 2016-2A, Class A, 1.68% 20214,6	16,300	16,193
Verizon Owner Trust, Series 2017-2A, Class A, 1.92% 20214,6	44,210	43,932
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 20214,6	72,860	72,702
Volkswagen Auto Loan Enhanced Trust, Series 2014-2, Class A3, 0.95% 20196	1,302	1,302
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.236% 20264,6,7	18,530	18,530
Voya CLO Ltd., Series 2014-4A, Class A1R, CLO, (3-month USD-LIBOR + 0.95%) 2.309% 20264,6,7	14,540	14,572
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 20204,6	8,565	8,560
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 20214,6	4,500	4,519

American Balanced Fund — Page 28 of 32

Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 1.957% 20226,7	$2,625	$2,627
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 20206	1,944	1,940
		1,448,206
Bonds & notes of governments & government agencies outside the U.S. 0.29%
CPPIB Capital Inc. 1.25% 20194	23,300	22,961
CPPIB Capital Inc. 2.25% 20224	25,714	25,565
CPPIB Capital Inc. 2.75% 20274	26,400	26,244
European Investment Bank 2.25% 2022	37,550	37,386
FMS Wertmanagement 1.625% 2018	5,000	4,988
Israel (State of) 3.15% 2023	35,000	35,850
Japan Finance Organization for Municipalities 2.125% 20194	10,000	9,985
Landwirtschaftliche Rentenbank 1.75% 2019	8,880	8,855
Manitoba (Province of) 3.05% 2024	13,500	13,778
Ontario (Province of) 3.20% 2024	10,000	10,319
Quebec (Province of) 2.375% 2022	51,867	51,563
Quebec (Province of) 2.75% 2027	26,000	25,775
Saudi Arabia (Kingdom of) 2.875% 20234	11,000	10,830
Saudi Arabia (Kingdom of) 3.625% 20284	17,150	17,026
Saudi Arabia (Kingdom of) 4.625% 20474	11,090	11,349
Spain (Kingdom of) 4.00% 20184	54,950	55,181
Swedish Export Credit Corp. 2.875% 20234	3,000	2,995
		370,650
Municipals 0.23% Illinois 0.13%
G.O. Bonds, Pension Funding Series 2003, 5.10% 20336	161,505	161,520
California 0.03%
Industry Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational-Industrial Redev. Project No. 1), Series 2015-A, Assured Guaranty Municipal insured, 3.821% 2022	11,640	11,985
Los Angeles Community College Dist. (County of Los Angeles), G.O. Build America Bonds, 2008 Election, Series 2010-E, 6.60% 2042	15,000	22,127
Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,900	1,916
		36,028
New Jersey 0.02%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	12,000	12,302
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 3.31% 20287	5,000	4,925
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	15,250	15,160
		32,387
Michigan 0.02%
City of Detroit, Sewage Disposal System Rev. Ref. Bonds, Series 2006-D, Assured Guaranty Municipal insured, (3-month USD-LIBOR + 0.60%) 1.495% 20327	5,000	4,687
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	9,000	9,342
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 2015-B-1, (1-month USD-LIBOR + 0.75%) 2.314% 20306,7	7,137	7,155
		21,184

American Balanced Fund — Page 29 of 32

Bonds, notes & other debt instruments Municipals (continued) Florida 0.02%	Principal amount (000)	Value (000)
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	$4,000	$4,054
State Board of Administration Fin. Corp., Rev. Bonds, Series 2016-A, 2.638% 2021	16,500	16,528
		20,582
Puerto Rico 0.01%
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.414% 20297	10,200	8,530
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	880	900
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 2044	445	464
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 2045	2,860	3,071
		4,435
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	1,325	1,385
Maine 0.00%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-A-1, AMT, 3.25% 2043	540	551
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 20436	523	503
		287,105
Federal agency bonds & notes 0.22%
Fannie Mae 2.00% 2022	30,000	29,769
Fannie Mae 2.125% 2026	45,510	44,139
Fannie Mae 6.25% 2029	4,000	5,350
Federal Home Loan Bank 0.875% 2018	77,140	76,885
Federal Home Loan Bank 1.875% 2020	25,660	25,597
Federal Home Loan Bank 5.50% 2036	600	827
Freddie Mac 0.75% 2018	38,120	38,041
Freddie Mac 0.75% 2018	22,612	22,606
Private Export Funding Corp. 3.55% 2024	25,897	27,461
		270,675
Miscellaneous 0.03%
Other bonds & notes in initial period of acquisition		37,000
Total bonds, notes & other debt instruments (cost: $40,668,919,000)		40,980,501
Short-term securities 5.77%
Apple Inc. 1.21%–1.27% due 1/2/2018–1/30/20184	206,430	206,309
Bank of New York Mellon Corp. 1.21% due 1/23/2018–1/24/2018	90,000	89,904
CAFCO, LLC 1.39% due 2/7/20184	100,000	99,830
Chariot Funding, LLC 1.43% due 3/15/20184	25,500	25,408
Chevron Corp. 1.26% due 2/6/20184	10,900	10,883
Cisco Systems, Inc. 1.21%–1.60% due 1/10/2018–3/6/20184	188,000	187,649
Coca-Cola Co. 1.25%–1.32% due 1/25/2018–3/13/20184	190,000	189,698

American Balanced Fund — Page 30 of 32

Short-term securities	Principal amount (000)	Value (000)
Estée Lauder Companies Inc. 1.25% due 1/12/20184	$40,000	$39,977
ExxonMobil Corp. 1.21% due 1/9/2018	50,000	49,979
Fannie Mae 1.11% due 1/9/2018	100,000	99,977
Federal Farm Credit Banks 1.20%–1.28% due 2/21/2018–6/5/2018	200,000	199,209
Federal Home Loan Bank 1.07%–1.48% due 1/5/2018–6/20/2018	1,923,600	1,921,052
Freddie Mac 1.08%–1.16% due 1/17/2018–4/3/2018	552,300	551,019
GE Capital Treasury Services (U.S.) LLC 1.58% due 4/17/2018	50,000	49,759
Johnson & Johnson 1.30% due 1/8/20184	75,000	74,971
NIKE, Inc. 1.30% due 1/9/20184	30,000	29,987
PepsiCo Inc. 1.48% due 2/9/20184	50,000	49,914
Pfizer Inc. 1.22%–1.50% due 1/10/2018–3/12/20184	222,200	221,806
Procter & Gamble Co. 1.21%–1.24% due 1/22/2018–2/12/20184	206,400	206,149
Qualcomm Inc. 1.50% due 2/6/20184	23,190	23,152
U.S. Bank, N.A. 1.41%–1.43% due 4/24/2018–4/25/2018	140,000	139,923
U.S. Treasury Bills 1.01%–1.55% due 1/2/2018–11/8/2018	2,561,450	2,552,770
United Parcel Service Inc. 1.50% due 1/29/20184	50,000	49,936
Walt Disney Co. 1.21% due 1/19/20184	100,000	99,915
Wells Fargo Bank, N.A 1.57% due 3/8/2018	50,000	49,995
Total short-term securities (cost: $7,220,400,000)		7,219,171
Total investment securities 100.84% (cost: $95,871,463,000)		126,115,550
Other assets less liabilities (0.84)%		(1,053,477)
Net assets 100.00%		$125,062,073

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

1	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $2,920,857,000, which represented 2.34% of the net assets of the fund. This amount includes $2,601,609,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
2	Security did not produce income during the last 12 months.
3	Represents an affiliated company as defined under the Investment Company Act of 1940.
4	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,111,892,000, which represented 4.89% of the net assets of the fund.
5	Value determined using significant unobservable inputs.
6	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
7	Coupon rate may change periodically.
8	A portion of this security was pledged as collateral. The total value of pledged collateral was $743,000, which represented less than .01% of the net assets of the fund.
9	Index-linked bond whose principal amount moves with a government price index.
10	Purchased on a TBA basis.

American Balanced Fund — Page 31 of 32

Key to Abbreviations
ADR = American Depositary Receipts
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
Dev. = Development
Dist. = District
Econ. = Economic
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
TBA = To-be-announced

Additional financial disclosures are included in the fund’s current shareholder report and should be read in conjunction with this report.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

MFGEFPX-011-02180-S60689	American Balanced Fund — Page 32 of 32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ON INVESTMENT PORTFOLIO

To the Shareholders and Board of Trustees of American Balanced Fund:

Opinion on the Investment Portfolio

We have audited the accompanying investment portfolio of American Balanced Fund (the “Fund”), as of December 31, 2017, and the related notes (“investment portfolio”) (included in Item 6 of this Form N-CSR). In our opinion, the investment portfolio presents fairly, in all material respects, the investments in securities of the Fund as of December 31, 2017, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

The investment portfolio is the responsibility of the Fund’s management. Our responsibility is to express an opinion on the investment portfolio based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the investment portfolio is free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the investment portfolio, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the investment portfolio. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the investment portfolio. We believe that our audit provides a reasonable basis for our opinion.

Costa Mesa, California

February 8, 2018

We have served as the auditor of one or more American Funds investment companies since 1956.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BALANCED FUND

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gregory D. Johnson
Gregory D. Johnson, Vice Chairman, President and Principal Executive Officer

Date: February 28, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: February 28, 2018